CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
18,873	ACTIVISION BLIZZARD, INC.	$289,106	998,759
6,317	ALPHABET, INC., CLASS A(b)	2,474,009	7,713,941
4,479	ALPHABET, INC., CLASS C(b)	1,782,514	5,459,901
5,717	ALTICE U.S.A, INC., CLASS A(b)	167,165	163,964
12,933	AMC NETWORKS, INC., CLASS A(b)	697,233	635,786
81,851	AT&T, INC.	1,588,090	3,097,242
300	CABLE ONE, INC.	113,966	376,410
1,900	CARS.COM, INC.(b)	14,708	17,062
2,214	CENTURYLINK, INC.	32,921	27,631
1,929	CHARTER COMMUNICATIONS, INC., CLASS A(b)	79,053	794,979
100	CLEAR CHANNEL OUTDOOR HOLDINGS, INC.(b)	101	252
78,722	COMCAST CORP., CLASS A	1,370,904	3,548,788
1,000	DISCOVERY, INC., CLASS A(b)	28,210	26,630
5,823	DISH NETWORK CORP., CLASS A(b)	226,086	198,390
11,266	ELECTRONIC ARTS, INC.(b)	280,102	1,102,040
31,804	FACEBOOK, INC., CLASS A(b)	1,885,863	5,663,656
2,257	FOX CORP., CLASS A	93,778	71,175
1,360	GCI LIBERTY, INC., CLASS A(b)	51,149	84,415
1,972	IAC/INTERACTIVECORP(b)	156,820	429,837
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	336,336
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	144,342
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	175,427
1,500	LIONS GATE ENTERTAINMENT CORP., CLASS A(b)	27,387	13,875
1,600	LIVE NATION ENTERTAINMENT, INC.(b)	88,717	106,144
1,100	MATCH GROUP, INC.	30,570	78,584
2,211	NETFLIX, INC.(b)	713,130	591,708
2,375	NEWS CORP., CLASS A	7,170	33,060
27,391	OMNICOM GROUP, INC.	1,946,173	2,144,715
25,971	SINCLAIR BROADCAST GROUP, INC., CLASS A	1,197,731	1,110,001
14,300	SIRIUS XM HOLDINGS, INC.	90,452	89,446
9,840	SPRINT CORP.(b)	21,187	60,713
724	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	88,784	90,746
1,544	TEGNA, INC.	7,743	23,978
1,900	TELEPHONE & DATA SYSTEMS, INC.	50,350	49,020
11,308	T-MOBILE U.S., INC.(b)	563,139	890,731
11,575	TRIPADVISOR, INC.(b)	475,048	447,721
19,514	TWITTER, INC.(b)	658,803	803,977
79,188	VERIZON COMMUNICATIONS, INC.	3,698,307	4,779,788
99,994	VIACOM, INC., CLASS B	3,128,008	2,402,856
32,662	WALT DISNEY (THE) CO.	1,126,786	4,256,512
800	YELP, INC.(b)	26,800	27,800
1,000	ZAYO GROUP HOLDINGS, INC.(b)	26,680	33,900
		25,440,044	49,102,238	9.61%
Consumer Discretionary:
1,800	ADIENT PLC	38,861	41,328
1,500	ADVANCE AUTO PARTS, INC.	53,558	248,100
4,880	AMAZON.COM, INC.(b)	1,645,127	8,471,241
500	APTIV PLC(c)	30,790	43,710
5,751	ARAMARK	246,182	250,629
1,100	AUTOLIV, INC.(c)	13,982	86,768
2,539	AUTOZONE, INC.(b)	2,185,068	2,753,850
48,711	BEST BUY CO., INC.	1,665,845	3,360,572
1,400	BIG LOTS, INC.	15,477	34,300
279	BOOKING HOLDINGS, INC.(b)	188,278	547,568
28,006	BORGWARNER, INC.	1,000,054	1,027,260
831	BURLINGTON STORES, INC.(b)	85,265	166,050
8,300	CAESARS ENTERTAINMENT CORP.(b)	66,994	96,778
3,068	CARMAX, INC.(b)	33,093	269,984
2,100	CARVANA CO.(b)	130,236	138,600
126	CHIPOTLE MEXICAN GRILL, INC.(b)	100,702	105,899
4,600	D.R. HORTON, INC.	22,057	242,466
4,874	DARDEN RESTAURANTS, INC.	434,713	576,204
5,977	DICK'S SPORTING GOODS, INC.	173,600	243,921
3,089	DOLLAR GENERAL CORP.	207,226	490,966
5,224	DOLLAR TREE, INC.(b)	52,773	596,372
900	DOMINO'S PIZZA, INC.	90,041	220,131
1	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
51,633	EBAY, INC.	$1,643,431	2,012,654
3,267	EXPEDIA GROUP, INC.	232,465	439,118
791	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	22,319	40,460
19,421	FOOT LOCKER, INC.	725,543	838,210
38,163	FORD MOTOR CO.	164,117	349,573
1,300	FRONTDOOR, INC.(b)	30,172	63,141
1,336	GAMESTOP CORP., CLASS A	5,383	7,375
5,579	GARMIN LTD.(c)	202,757	472,486
2,018	GARRETT MOTION, INC.(b)(c)	16,668	20,099
6,433	GENERAL MOTORS CO.	211,146	241,109
15,000	GENTEX CORP.	106,860	413,025
4,856	GENUINE PARTS CO.	261,724	483,609
322	GRAHAM HOLDINGS CO., CLASS B	215,889	213,631
2,000	HANESBRANDS, INC.	10,095	30,640
400	HASBRO, INC.	10,206	47,476
900	HILTON GRAND VACATIONS, INC.(b)	23,760	28,800
13,767	HOME DEPOT (THE), INC.	1,998,411	3,194,219
27,540	KOHL'S CORP.	1,190,199	1,367,636
971	KONTOOR BRANDS, INC.	5,113	34,082
2,790	L BRANDS, INC.	31,188	54,656
2,538	LAS VEGAS SANDS CORP.	25,413	146,595
2,900	LENNAR CORP., CLASS A	37,613	161,965
58	LENNAR CORP., CLASS B	652	2,574
1,200	LKQ CORP.(b)	14,970	37,740
400	LOWE'S COS., INC.	34,236	43,984
10,317	LULULEMON ATHLETICA, INC.(b)(c)	1,402,521	1,986,332
3,800	MACY'S, INC.	47,081	59,052
3,038	MARRIOTT INTERNATIONAL, INC., CLASS A	63,603	377,836
294	MARRIOTT VACATIONS WORLDWIDE CORP.	4,103	30,461
10,620	MCDONALD'S CORP.	433,348	2,280,220
7,000	MGM RESORTS INTERNATIONAL	64,629	194,040
600	MOHAWK INDUSTRIES, INC.(b)	26,796	74,442
600	MURPHY USA, INC.(b)	4,392	51,180
5,915	NEWELL BRANDS, INC.	73,613	110,729
17,800	NIKE, INC., CLASS B	268,854	1,671,776
4,300	NORDSTROM, INC.	45,233	144,781
17,903	NORWEGIAN CRUISE LINE HOLDINGS LTD.(b)	945,659	926,838
503	NVR, INC.(b)	1,170,386	1,869,827
2,300	O'REILLY AUTOMOTIVE, INC.(b)	511,946	916,573
800	PENSKE AUTOMOTIVE GROUP, INC.	32,264	37,824
300	POLARIS, INC.	23,007	26,403
370	POOL CORP.	34,226	74,629
40,115	PULTEGROUP, INC.	934,810	1,466,203
600	PVH CORP.	22,503	52,938
11,545	QURATE RETAIL, INC.(b)	86,458	119,087
1,500	RALPH LAUREN CORP.	31,320	143,205
625	ROKU, INC.(b)	93,606	63,600
4,743	ROSS STORES, INC.	176,855	521,019
3,870	ROYAL CARIBBEAN CRUISES LTD.	82,045	419,237
24,469	SKECHERS U.S.A., INC., CLASS A(b)	854,529	913,917
50,692	STARBUCKS CORP.	2,326,639	4,482,187
5,000	TAPESTRY, INC.	19,161	130,250
5,646	TARGET CORP.	539,608	603,614
1,260	TESLA, INC.(b)	165,777	303,496
1,900	THOR INDUSTRIES, INC.	22,316	107,616
1,400	TIFFANY & CO.	35,210	129,682
20,188	TJX (THE) COS., INC.	86,033	1,125,279
12,618	TOLL BROTHERS, INC.	506,759	517,969
1,466	TOPBUILD CORP.(b)	11,809	141,366
753	ULTA BEAUTY, INC.(b)	117,541	188,740
8,340	URBAN OUTFITTERS, INC.(b)	174,368	234,271
200	VAIL RESORTS, INC.	42,166	45,512
1,100	VEONEER, INC.(b)(c)	5,428	16,489
6,800	VF CORP.	81,950	605,132
400	VISTEON CORP.(b)	24,116	33,016
600	WAYFAIR, INC., CLASS A(b)	49,325	67,272
2,695	WHIRLPOOL CORP.	178,025	426,780
2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
637	WILLIAMS-SONOMA, INC.	$36,201	43,303
1,800	WYNN RESORTS LTD.	52,106	195,696
2,716	YUM CHINA HOLDINGS, INC.(c)	5,770	123,388
12,654	YUM! BRANDS, INC.	1,086,679	1,435,343
		28,701,026	56,246,104	11.01%
Consumer Staples:
8,800	ALTRIA GROUP, INC.	564,326	359,920
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	423,021
7,290	BROWN-FORMAN CORP., CLASS B	57,343	457,666
17,733	BUNGE LTD.	984,741	1,004,042
28,466	CHURCH & DWIGHT CO., INC.	1,479,914	2,141,782
1,125	CLOROX (THE) CO.	173,791	170,854
57,881	COCA-COLA (THE) CO.	869,464	3,151,042
1,380	COLGATE-PALMOLIVE CO.	43,344	101,444
1,900	CONAGRA BRANDS, INC.	26,152	58,292
7,649	COSTCO WHOLESALE CORP.	612,726	2,203,753
7,270	ESTEE LAUDER (THE) COS., INC., CLASS A	694,476	1,446,367
12,400	GENERAL MILLS, INC.	277,055	683,488
5,300	HERBALIFE NUTRITION LTD.(b)	36,401	200,658
4,963	HERSHEY (THE) CO.	575,856	769,215
4,800	HORMEL FOODS CORP.	43,206	209,904
7,814	INGREDION, INC.	510,701	638,716
1,300	JM SMUCKER (THE) CO.	60,305	143,026
7,643	KEURIG DR. PEPPER, INC.	7,519	208,807
3,336	KIMBERLY-CLARK CORP.	278,758	473,879
3,714	KRAFT HEINZ (THE) CO.	26,692	103,751
76,366	KROGER (THE) CO.	1,477,481	1,968,715
633	LAMB WESTON HOLDINGS, INC.	7,452	46,032
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	109,410
4,160	MOLSON COORS BREWING CO., CLASS B	192,976	239,200
6,969	MONDELEZ INTERNATIONAL, INC., CLASS A	94,887	385,525
8,354	MONSTER BEVERAGE CORP.(b)	258,761	485,033
232	NU SKIN ENTERPRISES, INC., CLASS A	8,194	9,867
32,023	PEPSICO, INC.	2,796,981	4,390,353
14,929	PHILIP MORRIS INTERNATIONAL, INC.	519,854	1,133,559
14,998	PILGRIM'S PRIDE CORP.(b)	464,732	480,611
700	POST HOLDINGS, INC.(b)	43,421	74,088
54,829	PROCTER & GAMBLE (THE) CO.	2,533,075	6,819,631
500	SPECTRUM BRANDS HOLDINGS, INC.	24,845	26,360
7,700	SYSCO CORP.	117,906	611,380
36,014	TYSON FOODS, INC., CLASS A	1,913,693	3,102,246
35,638	WALGREENS BOOTS ALLIANCE, INC.	1,324,826	1,971,138
12,104	WALMART, INC.	905,704	1,436,503
		20,217,789	38,239,278	7.49%
Energy:
1,162	APERGY CORP.(b)	18,689	31,432
43,402	CABOT OIL & GAS CORP.	1,166,001	762,573
32,927	CHEVRON CORP.	1,590,066	3,905,142
500	CIMAREX ENERGY CO.	32,151	23,970
3,600	CNX RESOURCES CORP.(b)	25,763	26,136
2,200	CONCHO RESOURCES, INC.	101,031	149,380
58,840	CONOCOPHILLIPS	2,758,298	3,352,703
450	CONSOL ENERGY, INC.(b)	5,125	7,034
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	61,580
1,337	DIAMONDBACK ENERGY, INC.	80,335	120,210
9,794	ENBRIDGE, INC.(c)	137,797	343,574
1,400	EOG RESOURCES, INC.	89,751	103,908
4,000	EQT CORP.	72,343	42,560
40,851	EXXON MOBIL CORP.	1,591,403	2,884,489
10,158	HALLIBURTON CO.	138,080	191,478
3,100	HELMERICH & PAYNE, INC.	39,003	124,217
29,864	HOLLYFRONTIER CORP.	1,828,955	1,601,905
6,912	KINDER MORGAN, INC.	55,532	142,456
3,652	MARATHON PETROLEUM CORP.	134,026	221,859
3,000	MURPHY OIL CORP.	39,255	66,330
4,022	NATIONAL OILWELL VARCO, INC.	51,730	85,266
6,101	OCCIDENTAL PETROLEUM CORP.	58,993	271,311
3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
2,000	ONEOK, INC.	$19,065	147,380
31,900	PARSLEY ENERGY, INC., CLASS A	509,926	535,920
2,400	PATTERSON-UTI ENERGY, INC.	24,857	20,520
8,722	PHILLIPS 66	458,328	893,133
1,960	PIONEER NATURAL RESOURCES CO.	135,788	246,509
2,600	RANGE RESOURCES CORP.	24,900	9,932
2,500	RPC, INC.	24,681	14,025
13,336	SCHLUMBERGER LTD.	222,256	455,691
1,000	TARGA RESOURCES CORP.	18,740	40,170
17,219	VALERO ENERGY CORP.	752,442	1,467,748
6,100	WPX ENERGY, INC.(b)	60,768	64,599
		12,286,843	18,415,140	3.61%
Financials:
15,982	AFLAC, INC.	520,002	836,178
500	ALLEGHANY CORP.(b)	140,685	398,880
9,753	ALLSTATE (THE) CORP.	296,804	1,059,956
19,826	ALLY FINANCIAL, INC.	404,611	657,430
3,633	AMERICAN EXPRESS CO.	111,938	429,711
3,400	AMERICAN FINANCIAL GROUP, INC.	210,306	366,690
5,500	AMERICAN INTERNATIONAL GROUP, INC.	129,086	306,350
26,690	AMERIPRISE FINANCIAL, INC.	2,655,512	3,926,099
848	AON PLC(c)	32,575	164,147
35,638	ARCH CAPITAL GROUP LTD.(b)(c)	916,635	1,496,083
2,300	ARTHUR J. GALLAGHER & CO.	80,002	206,011
4,900	ASSURANT, INC.	218,575	616,518
30,441	ASSURED GUARANTY LTD.(c)	1,106,313	1,353,407
4,149	ATHENE HOLDING LTD., CLASS A(b)(c)	181,572	174,507
1,300	AXIS CAPITAL HOLDINGS LTD.(c)	43,361	86,736
191,021	BANK OF AMERICA CORP.	3,039,174	5,572,083
10,000	BANK OF NEW YORK MELLON (THE) CORP.	206,454	452,100
7,900	BB&T CORP.	173,879	421,623
27,906	BERKSHIRE HATHAWAY, INC., CLASS B(b)	3,620,611	5,805,006
11,926	BRIGHTHOUSE FINANCIAL, INC.(b)	443,135	482,645
620	CANNAE HOLDINGS, INC.(b)	2,893	17,031
22,243	CAPITAL ONE FINANCIAL CORP.	1,525,515	2,023,668
17,900	CHARLES SCHWAB (THE) CORP.	156,088	748,757
6,250	CHUBB LTD.(c)	587,621	1,009,000
50,559	CITIGROUP, INC.	2,887,173	3,492,616
865	CME GROUP, INC.	31,878	182,809
4,871	COMERICA, INC.	409,337	321,437
500	CREDIT ACCEPTANCE CORP.(b)	86,421	230,655
18,084	DISCOVER FINANCIAL SERVICES	813,653	1,466,432
10,182	E*TRADE FINANCIAL CORP.	276,402	444,852
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	206,820
1,863	FIDELITY NATIONAL FINANCIAL, INC.	15,560	82,736
66,803	FIFTH THIRD BANCORP	1,622,842	1,829,066
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	188,620
30,500	FIRST HORIZON NATIONAL CORP.	193,065	494,100
47,824	FRANKLIN RESOURCES, INC.	1,452,675	1,380,201
2,468	GLOBE LIFE, INC.	145,321	236,336
8,500	GOLDMAN SACHS GROUP (THE), INC.	723,237	1,761,455
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	406,620
34,960	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	1,663,573	2,118,926
35,000	HUNTINGTON BANCSHARES, INC.	169,770	499,450
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	46,596
2,700	INVESCO LTD.	32,171	45,738
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	357,181
69,357	JPMORGAN CHASE & CO.	2,918,450	8,162,625
5,904	KEYCORP	30,107	105,327
1,852	LEGG MASON, INC.	25,956	70,728
200	MARKEL CORP.(b)	67,789	236,380
5,684	MARSH & MCLENNAN COS., INC.	240,120	568,684
1,300	MERCURY GENERAL CORP.	38,018	72,644
11,412	METLIFE, INC.	482,154	538,190
40,278	MGIC INVESTMENT CORP.	530,550	506,697
2,000	MOODY'S CORP.	70,550	409,660
16,800	MORGAN STANLEY	240,305	716,856
4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
3,900	MSCI, INC.	$124,722	849,225
5,900	NASDAQ, INC.	240,309	586,165
1,700	NEW RESIDENTIAL INVESTMENT CORP.	23,886	26,656
4,539	PACWEST BANCORP	65,912	164,947
8,925	PNC FINANCIAL SERVICES GROUP (THE), INC.	328,223	1,250,928
23,112	POPULAR, INC.	1,233,526	1,249,897
5,628	PRINCIPAL FINANCIAL GROUP, INC.	175,248	321,584
9,491	PROGRESSIVE (THE) CORP.	285,859	733,180
5,900	PRUDENTIAL FINANCIAL, INC.	182,565	530,705
17,302	REGIONS FINANCIAL CORP.	116,601	273,718
3,371	REINSURANCE GROUP OF AMERICA, INC.	296,860	538,955
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	154,760
3,151	ROYAL BANK OF CANADA(c)	75,538	255,735
735	S&P GLOBAL, INC.	24,183	180,060
7,500	SEI INVESTMENTS CO.	108,537	444,413
10,100	SLM CORP.	36,679	89,133
5,825	SUNTRUST BANKS, INC.	141,999	400,760
9,432	SYNCHRONY FINANCIAL	285,461	321,537
3,657	SYNOVUS FINANCIAL CORP.	49,372	130,774
3,549	T. ROWE PRICE GROUP, INC.	106,978	405,473
2,946	TCF FINANCIAL CORP.	51,834	112,154
2,600	TFS FINANCIAL CORP.	25,038	46,852
8,514	TRAVELERS (THE) COS., INC.	814,739	1,265,947
17,585	US BANCORP	318,503	973,154
26,345	VOYA FINANCIAL, INC.	1,415,896	1,434,222
9,159	W.R. BERKLEY CORP.	273,043	661,555
1,800	WASHINGTON FEDERAL, INC.	23,535	66,582
64,102	WELLS FARGO & CO.	1,227,804	3,233,305
2,604	WILLIS TOWERS WATSON PLC(c)	454,330	502,494
2,600	ZIONS BANCORP N.A.	49,361	115,752
		41,204,402	73,111,675	14.32%
Health Care:
17,530	ABBOTT LABORATORIES	620,869	1,466,735
21,711	ABBVIE, INC.	939,598	1,643,957
1,000	ACADIA HEALTHCARE CO., INC.(b)	25,720	31,080
4,120	AGILENT TECHNOLOGIES, INC.	181,587	315,716
2,402	ALEXION PHARMACEUTICALS, INC.(b)	163,012	235,252
1,391	ALIGN TECHNOLOGY, INC.(b)	181,009	251,660
800	ALKERMES PLC(b)(c)	23,616	15,608
2,233	ALLERGAN PLC	259,023	375,791
34,879	AMERISOURCEBERGEN CORP.	2,476,727	2,871,588
22,317	AMGEN, INC.	4,138,952	4,318,563
7,050	ANTHEM, INC.	381,518	1,692,705
193	AVANOS MEDICAL, INC.(b)	3,014	7,230
11,819	BAXTER INTERNATIONAL, INC.	695,717	1,033,808
3,965	BECTON DICKINSON AND CO.	492,312	1,002,986
7,465	BIOGEN, INC.(b)	1,876,095	1,738,001
400	BIOMARIN PHARMACEUTICAL, INC.(b)	34,064	26,960
3,200	BLUEBIRD BIO, INC.(b)	414,307	293,824
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,334,632
26,348	BRISTOL-MYERS SQUIBB CO.	785,333	1,336,107
2,145	BRUKER CORP.	43,219	94,230
500	CANTEL MEDICAL CORP.	37,230	37,400
39,916	CARDINAL HEALTH, INC.	1,824,313	1,883,636
5,880	CELGENE CORP.(b)	324,200	583,884
3,704	CENTENE CORP.(b)	106,465	160,235
3,600	CERNER CORP.	40,604	245,412
2,249	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	312,774	297,700
7,042	CIGNA CORP.	236,060	1,068,905
200	COOPER (THE) COS., INC.	50,902	59,400
1,520	COVETRUS, INC.(b)	18,619	18,073
7,625	CVS HEALTH CORP.	236,748	480,909
10,529	DANAHER CORP.	287,475	1,520,703
5,632	DENTSPLY SIRONA, INC.	152,472	300,242
1,500	DEXCOM, INC.(b)	87,312	223,860
9,526	EDWARDS LIFESCIENCES CORP.(b)	248,804	2,094,863
15,281	ELI LILLY & CO.	1,083,845	1,708,874
5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
1,400	EXACT SCIENCES CORP.(b)	$111,825	126,518
80,061	EXELIXIS, INC.(b)	1,655,671	1,415,879
19,320	GILEAD SCIENCES, INC.	160,676	1,224,502
2,237	HCA HEALTHCARE, INC.	238,333	269,379
3,800	HENRY SCHEIN, INC.(b)	67,547	241,300
6,608	HOLOGIC, INC.(b)	92,603	333,638
5,942	HORIZON THERAPEUTICS PLC(b)	137,546	161,801
200	ICU MEDICAL, INC.(b)	45,928	31,920
2,299	IDEXX LABORATORIES, INC.(b)	98,745	625,167
2,300	ILLUMINA, INC.(b)	98,233	699,706
1,900	INCYTE CORP.(b)	120,836	141,037
900	INSULET CORP.(b)	71,397	148,437
6,500	INTERCEPT PHARMACEUTICALS, INC.(b)	416,369	431,340
462	INTUITIVE SURGICAL, INC.(b)	100,629	249,448
268	IONIS PHARMACEUTICALS, INC.(b)	12,689	16,056
4,358	IQVIA HOLDINGS, INC.(b)	434,765	650,998
2,501	JAZZ PHARMACEUTICALS PLC(b)(c)	318,044	320,478
22,372	JOHNSON & JOHNSON	1,280,869	2,894,489
842	LABORATORY CORP. OF AMERICA HOLDINGS(b)	53,269	141,456
9,174	MCKESSON CORP.	696,055	1,253,719
9,400	MEDTRONIC PLC(c)	790,465	1,021,028
75,140	MERCK & CO., INC.	3,469,125	6,325,285
1,317	METTLER-TOLEDO INTERNATIONAL, INC.(b)	123,051	927,695
200	MOLINA HEALTHCARE, INC.(b)	23,246	21,944
28,896	MYLAN N.V.(b)	548,148	571,563
1,700	NEKTAR THERAPEUTICS(b)	55,893	30,965
300	PENUMBRA, INC.(b)	36,663	40,347
91,655	PFIZER, INC.	2,533,196	3,293,164
4,791	RESMED, INC.	129,046	647,312
200	SAGE THERAPEUTICS, INC.(b)	19,160	28,058
12,763	STERIS PLC	1,598,760	1,844,126
1,800	TELEFLEX, INC.	195,858	611,550
11,147	THERMO FISHER SCIENTIFIC, INC.	1,195,862	3,246,787
13,546	UNITEDHEALTH GROUP, INC.	1,342,430	2,943,817
3,772	UNIVERSAL HEALTH SERVICES, INC., CLASS B	251,140	561,085
1,880	VAREX IMAGING CORP.(b)	19,829	53,655
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	619,149
499	VEEVA SYSTEMS, INC., CLASS A(b)	19,015	76,192
900	VERTEX PHARMACEUTICALS, INC.(b)	22,442	152,478
2,600	WATERS CORP.(b)	60,997	580,398
294	WELLCARE HEALTH PLANS, INC.(b)	80,065	76,196
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	590,810
1,159	ZOETIS, INC.	110,713	144,400
		38,229,769	66,555,801	13.03%
Industrials:
6,987	3M CO.	417,187	1,148,663
923	ACCO BRANDS CORP.	3,137	9,110
300	ACUITY BRANDS, INC.	34,488	40,437
4,642	AGCO CORP.	225,963	351,399
900	AIR LEASE CORP.	17,685	37,638
1,533	ALLEGION PLC(c)	40,913	158,895
400	AMERCO	120,202	156,016
1,700	AMERICAN AIRLINES GROUP, INC.	67,418	45,849
5,175	AMETEK, INC.	73,220	475,168
6,036	BOEING (THE) CO.	284,621	2,296,517
1,200	BWX TECHNOLOGIES, INC.	54,215	68,652
5,604	CARLISLE COS., INC.	470,886	815,606
10,504	CATERPILLAR, INC.	272,491	1,326,760
3,200	CINTAS CORP.	258,101	857,920
5,739	CRANE CO.	189,222	462,736
3,724	CSX CORP.	136,592	257,961
11,778	CUMMINS, INC.	1,836,703	1,915,927
7,300	DEERE & CO.	199,160	1,231,364
10,100	DELTA AIR LINES, INC.	100,965	581,760
16,994	DOVER CORP.	1,336,522	1,691,923
16,254	EATON CORP. PLC	495,276	1,351,520
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	169,381
6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
5,753	FEDEX CORP.	$113,466	837,464
782	FLUOR CORP.	10,432	14,960
3,953	FORTIVE CORP.	71,279	271,018
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	235,210
1,400	GATX CORP.	24,276	108,542
2,828	GENERAL DYNAMICS CORP.	423,356	516,760
94,400	GENERAL ELECTRIC CO.	715,085	843,936
2,836	HEICO CORP.	339,739	354,160
2,156	HEICO CORP., CLASS A	109,365	209,800
360	HERC HOLDINGS, INC.(b)	5,808	16,744
9,188	HONEYWELL INTERNATIONAL, INC.	265,803	1,554,610
1,200	HUBBELL, INC.	43,310	157,680
1,423	HUNTINGTON INGALLS INDUSTRIES, INC.	192,370	301,377
2,271	IDEX CORP.	140,770	372,171
4,824	ILLINOIS TOOL WORKS, INC.	155,812	754,908
10,505	INGERSOLL-RAND PLC	631,190	1,294,321
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	134,322
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	232,365
13,203	JETBLUE AIRWAYS CORP.(b)	81,151	221,150
859	JOHNSON CONTROLS INTERNATIONAL PLC	16,341	37,701
1,200	KANSAS CITY SOUTHERN	19,170	159,612
4,274	L3HARRIS TECHNOLOGIES, INC.	274,846	891,727
5,697	LENNOX INTERNATIONAL, INC.	1,235,207	1,384,200
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	121,464
1,990	LOCKHEED MARTIN CORP.	352,779	776,219
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	15,000
3,458	MANPOWERGROUP, INC.	175,281	291,302
15,263	MASCO CORP.	139,724	636,162
200	MIDDLEBY (THE) CORP.(b)	20,548	23,380
1,100	NIELSEN HOLDINGS PLC	29,762	23,375
577	NORDSON CORP.	57,299	84,392
1,702	NORFOLK SOUTHERN CORP.	117,419	305,781
5,973	NORTHROP GRUMMAN CORP.	516,333	2,238,621
2,519	NVENT ELECTRIC PLC(c)	24,113	55,519
7,480	OSHKOSH CORP.	303,782	566,984
1,100	OWENS CORNING	22,578	69,520
1,067	PACCAR, INC.	47,468	74,701
4,628	PARKER-HANNIFIN CORP.	350,966	835,863
2,519	PENTAIR PLC(c)	49,295	95,218
4,100	QUANTA SERVICES, INC.	52,131	154,980
1,157	RAYTHEON CO.	32,516	226,992
14,185	REPUBLIC SERVICES, INC.	880,819	1,227,712
1,531	RESIDEO TECHNOLOGIES, INC.(b)	8,723	21,970
9,210	ROCKWELL AUTOMATION, INC.	692,444	1,517,808
2,580	ROLLINS, INC.	67,194	87,901
700	ROPER TECHNOLOGIES, INC.	94,317	249,620
2,015	SNAP-ON, INC.	191,097	315,428
36,059	SOUTHWEST AIRLINES CO.	1,509,573	1,947,547
10,578	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	617,169	869,935
2,557	STANLEY BLACK & DECKER, INC.	72,048	369,256
600	STERICYCLE, INC.(b)	18,858	30,558
47,961	TEXTRON, INC.	2,638,281	2,348,171
5,162	TIMKEN (THE) CO.	171,352	224,599
1,596	TORO (THE) CO.	76,510	116,987
500	TRANSDIGM GROUP, INC.	176,409	260,335
8,643	UNION PACIFIC CORP.	137,416	1,399,993
7,361	UNITED AIRLINES HOLDINGS, INC.(b)	505,701	650,786
3,540	UNITED PARCEL SERVICE, INC., CLASS B	166,527	424,163
2,565	UNITED RENTALS, INC.(b)	196,251	319,702
11,340	UNITED TECHNOLOGIES CORP.	444,920	1,548,137
3,634	VERISK ANALYTICS, INC.	459,914	574,681
180	VERITIV CORP.(b)	1,653	3,254
700	W.W. GRAINGER, INC.	30,601	208,005
1,707	WABTEC CORP.	60,644	122,665
975	WASTE CONNECTIONS, INC.	42,575	89,700
26,746	WASTE MANAGEMENT, INC.	1,728,843	3,075,790
4,800	WELBILT, INC.(b)	37,515	80,928
7	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,600	XYLEM, INC.	$30,618	127,392
		25,109,556	51,164,436	10.02%
Information Technology:
6,512	2U, INC.(b)	99,017	106,015
4,949	ACCENTURE PLC, CLASS A(c)	304,426	951,940
8,492	ADOBE, INC.(b)	643,139	2,345,915
10,700	ADVANCED MICRO DEVICES, INC.(b)	115,242	310,193
14,739	AKAMAI TECHNOLOGIES, INC.(b)	844,826	1,346,850
1,600	ALLIANCE DATA SYSTEMS CORP.	75,650	205,008
836	ALTERYX, INC., CLASS A(b)	96,023	89,811
4,065	AMDOCS LTD.	200,086	268,737
400	AMPHENOL CORP., CLASS A	35,916	38,600
8,600	ANALOG DEVICES, INC.	120,368	960,878
1,200	ANSYS, INC.(b)	30,630	265,632
64,552	APPLE, INC.	3,135,046	14,457,711
7,400	APPLIED MATERIALS, INC.	134,145	369,260
1,109	ARISTA NETWORKS, INC.(b)	215,910	264,962
4,877	ARROW ELECTRONICS, INC.(b)	267,343	363,727
1,300	ATLASSIAN CORP. PLC, CLASS A(b)(c)	116,369	163,072
2,586	AUTODESK, INC.(b)	163,995	381,952
8,749	AUTOMATIC DATA PROCESSING, INC.	687,276	1,412,264
7,371	BLACK KNIGHT, INC.(b)	272,636	450,073
9,493	BOOZ ALLEN HAMILTON HOLDING CORP.	296,190	674,193
5,291	BROADCOM, INC.	497,844	1,460,686
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	424,680
1,062	CACI INTERNATIONAL, INC., CLASS A(b)	224,187	245,598
45,475	CADENCE DESIGN SYSTEMS, INC.(b)	2,416,925	3,004,988
1,522	CDK GLOBAL, INC.	19,712	73,193
7,000	CDW CORP.	292,424	862,680
3,204	CIENA CORP.(b)	135,352	125,693
95,434	CISCO SYSTEMS, INC.	2,057,712	4,715,394
26,947	CITRIX SYSTEMS, INC.	2,745,411	2,600,924
10,090	COGNEX CORP.	458,211	495,722
6,073	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	232,761	365,989
400	COHERENT, INC.(b)	51,825	61,488
6,700	CORELOGIC, INC.(b)	76,313	310,009
21,889	CORNING, INC.	229,346	624,274
2,700	CYPRESS SEMICONDUCTOR CORP.	3,261	63,018
1,635	DELL TECHNOLOGIES, INC., CLASS C(b)	75,203	84,791
700	DOCUSIGN, INC.(b)	29,771	43,344
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	129,280
5,511	DXC TECHNOLOGY CO.	164,609	162,575
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	64,977
400	ELASTIC N.V.(b)	28,596	32,936
454	EPAM SYSTEMS, INC.(b)	75,613	82,773
300	EURONET WORLDWIDE, INC.(b)	25,458	43,890
1,706	F5 NETWORKS, INC.(b)	87,537	239,557
15,038	FIDELITY NATIONAL INFORMATION SERVICES, INC.	811,732	1,996,445
1,000	FIRST SOLAR, INC.(b)	46,410	58,010
9,784	FISERV, INC.(b)	172,685	1,013,525
2,135	FLEETCOR TECHNOLOGIES, INC.(b)	508,464	612,275
5,523	FORTINET, INC.(b)	393,491	423,945
200	GARTNER, INC.(b)	25,570	28,598
5,709	GLOBAL PAYMENTS, INC.	297,587	907,667
1,700	GODADDY, INC., CLASS A(b)	98,073	112,166
18,800	HEWLETT PACKARD ENTERPRISE CO.	102,062	285,196
27,110	HP, INC.	537,314	512,921
78,531	INTEL CORP.	1,044,485	4,046,702
4,878	INTERNATIONAL BUSINESS MACHINES CORP.	495,522	709,359
8,888	INTUIT, INC.	740,106	2,363,675
500	IPG PHOTONICS CORP.(b)	74,090	67,800
8,167	KEYSIGHT TECHNOLOGIES, INC.(b)	500,288	794,241
9,185	LAM RESEARCH CORP.	803,602	2,122,745
25,718	LEIDOS HOLDINGS, INC.	2,073,203	2,208,662
827	LOGMEIN, INC.	17,893	58,684
2,240	MANHATTAN ASSOCIATES, INC.(b)	148,410	180,701
3,770	MARVELL TECHNOLOGY GROUP LTD.	20,234	94,137
8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
6,976	MASTERCARD, INC., CLASS A	$1,370,547	1,894,472
2,141	MICRO FOCUS INTERNATIONAL PLC ADR(c)(d)	76,184	30,295
4,200	MICROCHIP TECHNOLOGY, INC.	38,962	390,222
57,318	MICRON TECHNOLOGY, INC.(b)	1,429,930	2,456,076
111,008	MICROSOFT CORP.	3,664,650	15,433,442
500	MKS INSTRUMENTS, INC.	32,310	46,140
3,000	NETAPP, INC.	209,810	157,530
1,500	NUTANIX, INC., CLASS A(b)	63,843	39,375
3,491	NVIDIA CORP.	68,182	607,678
38,526	NXP SEMICONDUCTORS N.V.(c)	3,533,140	4,203,957
597	OKTA, INC.(b)	55,185	58,781
50,841	ON SEMICONDUCTOR CORP.(b)	1,131,101	976,656
42,624	ORACLE CORP.	2,250,952	2,345,599
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	570,724
1,952	PAYCHEX, INC.	139,107	161,567
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	325,338
7,600	PAYPAL HOLDINGS, INC.(b)	595,521	787,284
907	PERSPECTA, INC.	8,504	23,691
600	PROOFPOINT, INC.(b)	56,232	77,430
2,700	PTC, INC.(b)	107,547	184,086
2,400	PURE STORAGE, INC., CLASS A(b)	43,850	40,656
2,403	QORVO, INC.(b)	185,625	178,158
5,641	QUALCOMM, INC.	437,723	430,296
3,800	RINGCENTRAL, INC., CLASS A(b)	432,566	477,508
3,100	SABRE CORP.	62,820	69,425
8,372	SALESFORCE.COM, INC.(b)	147,727	1,242,740
51,085	SEAGATE TECHNOLOGY PLC	1,775,211	2,747,862
2,100	SERVICENOW, INC.(b)	273,110	533,085
2,258	SKYWORKS SOLUTIONS, INC.	182,369	178,947
500	SPLUNK, INC.(b)	40,835	58,930
5,200	SQUARE, INC., CLASS A(b)	284,188	322,140
1,938	SS&C TECHNOLOGIES HOLDINGS, INC.	86,602	99,943
14,419	SYMANTEC CORP.	71,242	340,721
7,159	SYNOPSYS, INC.(b)	532,601	982,573
4,600	TERADYNE, INC.	82,730	266,386
28,440	TEXAS INSTRUMENTS, INC.	952,040	3,675,586
7,720	TRIMBLE, INC.(b)	113,413	299,613
200	VERISIGN, INC.(b)	23,200	37,726
787	VERSUM MATERIALS, INC.	4,722	41,656
25,078	VISA, INC., CLASS A	657,962	4,313,667
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	132,054
3,772	VMWARE, INC., CLASS A	185,543	566,026
6,045	WESTERN DIGITAL CORP.	99,733	360,524
129,026	WESTERN UNION (THE) CO.	2,606,278	2,989,532
300	WEX, INC.(b)	41,025	60,621
1,700	WORKDAY, INC., CLASS A(b)	254,727	288,932
1,184	XEROX HOLDINGS CORP.	33,188	35,413
6,750	XILINX, INC.	47,180	647,325
2,795	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	414,834	576,804
1,300	ZENDESK, INC.(b)	79,216	94,744
		52,232,247	113,202,642	22.17%
Materials:
1,075	AIR PRODUCTS & CHEMICALS, INC.	43,205	238,499
1,300	ALBEMARLE CORP.	29,152	90,376
13,770	AMCOR PLC(c)	60,200	134,258
700	ASHLAND GLOBAL HOLDINGS, INC.	12,006	53,935
3,165	AVERY DENNISON CORP.	207,899	359,449
2,592	BALL CORP.	140,020	188,724
8,171	CELANESE CORP.	742,734	999,232
23,053	CF INDUSTRIES HOLDINGS, INC.	1,111,919	1,134,208
2,400	CHEMOURS (THE) CO.	69,007	35,856
7,262	CORTEVA, INC.	88,857	203,336
1,800	CROWN HOLDINGS, INC.(b)	57,831	118,908
7,262	DOW, INC.	147,036	346,034
7,262	DUPONT DE NEMOURS, INC.	212,802	517,853
3,000	EASTMAN CHEMICAL CO.	58,011	221,490
3,891	ECOLAB, INC.	133,579	770,574
9	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
4,400	ELEMENT SOLUTIONS, INC.(b)	$42,294	44,792
15,800	FREEPORT-MCMORAN, INC.	103,648	151,206
238	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	5,120	29,200
30,628	INTERNATIONAL PAPER CO.	1,087,636	1,280,863
4,450	LINDE PLC(c)	723,931	862,054
2,601	LYONDELLBASELL INDUSTRIES N.V., CLASS A	218,118	232,711
700	MARTIN MARIETTA MATERIALS, INC.	27,965	191,870
3,200	MOSAIC (THE) CO.	54,200	65,600
7,400	NEWMONT GOLDCORP CORP.	136,530	280,608
5,844	NUCOR CORP.	99,312	297,518
3,100	OLIN CORP.	65,390	58,032
3,245	PACKAGING CORP. OF AMERICA	133,051	344,294
5,172	PPG INDUSTRIES, INC.	123,888	612,934
6,625	RELIANCE STEEL & ALUMINUM CO.	325,929	660,247
600	ROYAL GOLD, INC.	22,314	73,926
2,400	RPM INTERNATIONAL, INC.	24,657	165,144
500	SCOTTS MIRACLE-GRO (THE) CO.	37,765	50,910
1,400	SEALED AIR CORP.	24,528	58,114
857	SHERWIN-WILLIAMS (THE) CO.	41,646	471,239
3,600	SONOCO PRODUCTS CO.	74,519	209,556
3,234	SOUTHERN COPPER CORP.(c)	38,445	110,376
23,039	STEEL DYNAMICS, INC.	589,156	686,562
4,392	VALVOLINE, INC.	24,184	96,756
2,100	VULCAN MATERIALS CO.	63,441	317,604
2,242	WESTROCK CO.	24,357	81,721
		7,226,282	12,846,569	2.52%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	106,143	323,484
9,673	AMERICAN TOWER CORP.	1,556,483	2,138,990
3,629	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	44,956	189,216
1,734	AVALONBAY COMMUNITIES, INC.	193,548	373,382
3,388	BOSTON PROPERTIES, INC.	171,468	439,288
2,600	BRANDYWINE REALTY TRUST	27,832	39,390
900	CAMDEN PROPERTY TRUST	24,065	99,909
5,500	COLONY CAPITAL, INC.	29,068	33,110
1,545	CORECIVIC, INC.	22,130	26,698
500	CORESITE REALTY CORP.	43,409	60,925
4,700	CROWN CASTLE INTERNATIONAL CORP.	193,063	653,347
500	DIGITAL REALTY TRUST, INC.	26,734	64,905
5,200	DOUGLAS EMMETT, INC.	45,222	222,716
1,700	DUKE REALTY CORP.	28,435	57,749
1,701	EQUINIX, INC.	563,657	981,137
5,446	EQUITY LIFESTYLE PROPERTIES, INC.	574,160	727,586
5,416	EQUITY RESIDENTIAL	174,162	467,184
875	ESSEX PROPERTY TRUST, INC.	116,032	285,819
1,500	EXTRA SPACE STORAGE, INC.	130,992	175,230
900	FEDERAL REALTY INVESTMENT TRUST	48,326	122,526
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,807	29,581
7,000	HCP, INC.	75,334	249,410
12,222	HOST HOTELS & RESORTS, INC.	93,479	211,318
678	HOWARD HUGHES (THE) CORP.(b)	20,502	87,869
700	JBG SMITH PROPERTIES	17,888	27,447
700	JONES LANG LASALLE, INC.	39,951	97,342
6,601	KIMCO REALTY CORP.	67,254	137,829
3,900	LAMAR ADVERTISING CO., CLASS A	41,016	319,527
1,100	LIBERTY PROPERTY TRUST	23,353	56,463
600	LIFE STORAGE, INC.	48,946	63,246
5,123	MACERICH (THE) CO.	111,630	161,836
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	234,018
800	OMEGA HEALTHCARE INVESTORS, INC.	25,945	33,432
10,169	PROLOGIS, INC.	257,893	866,602
1,424	PUBLIC STORAGE	135,843	349,264
6,972	RAYONIER, INC.	74,591	196,610
2,700	REALTY INCOME CORP.	55,485	207,036
3,900	REGENCY CENTERS CORP.	85,344	271,011
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	80,756	120,736
1,224	RETAIL VALUE, INC.	33,005	45,337
10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
5,372	SBA COMMUNICATIONS CORP.	$903,150	1,295,458
1,800	SERVICE PROPERTIES TRUST	23,967	46,422
4,598	SIMON PROPERTY GROUP, INC.	555,000	715,679
589	SL GREEN REALTY CORP.	29,460	48,151
2,800	STORE CAPITAL CORP.	73,380	104,748
1,100	SUN COMMUNITIES, INC.	83,590	163,295
2,100	TAUBMAN CENTERS, INC.	52,545	85,743
4,100	UDR, INC.	64,026	198,768
1,300	URBAN EDGE PROPERTIES	18,730	25,727
3,527	VENTAS, INC.	150,097	257,577
800	VORNADO REALTY TRUST	29,237	50,936
1,715	WASHINGTON PRIME GROUP, INC.	8,005	7,100
2,100	WEINGARTEN REALTY INVESTORS	29,916	61,173
4,600	WELLTOWER, INC.	273,029	416,990
5,416	WEYERHAEUSER CO.	75,648	150,023
		7,919,385	14,876,295	2.91%
Utilities:
3,000	AES CORP.	32,870	49,020
2,000	ALLIANT ENERGY CORP.	24,835	107,860
1,600	AMEREN CORP.	40,872	128,080
8,554	AMERICAN ELECTRIC POWER CO., INC.	477,380	801,424
1,735	AQUA AMERICA, INC.	22,973	77,780
13,200	AVANGRID, INC.	502,113	689,700
5,800	CENTERPOINT ENERGY, INC.	66,308	175,044
13,300	CMS ENERGY CORP.	259,708	850,535
4,989	CONSOLIDATED EDISON, INC.	319,712	471,311
12,073	DOMINION ENERGY, INC.	450,978	978,396
6,243	DTE ENERGY CO.	510,391	830,069
12,617	DUKE ENERGY CORP.	620,162	1,209,466
8,325	EDISON INTERNATIONAL	179,967	627,871
3,164	ENTERGY CORP.	68,368	371,327
2,974	EVERGY, INC.	67,407	197,949
4,961	EVERSOURCE ENERGY	125,492	424,017
38,749	EXELON CORP.	1,463,785	1,871,964
5,500	FIRSTENERGY CORP.	176,693	265,265
900	NATIONAL FUEL GAS CO.	20,790	42,228
4,400	NEXTERA ENERGY, INC.	204,691	1,025,156
6,900	NISOURCE, INC.	43,973	206,448
1,200	NRG ENERGY, INC.	33,011	47,520
10,933	OGE ENERGY CORP.	282,750	496,140
12,719	PINNACLE WEST CAPITAL CORP.	1,016,510	1,234,633
700	PPL CORP.	10,384	22,043
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	74,496
3,200	SEMPRA ENERGY	174,758	472,352
8,600	SOUTHERN (THE) CO.	176,010	531,222
5,426	UGI CORP.	80,112	272,765
1,600	WEC ENERGY GROUP, INC.	91,440	152,160
968	XCEL ENERGY, INC.	36,241	62,814
		7,632,236	14,767,055	2.89%
	Sub-total Common Stocks:	266,199,579	508,527,233	99.58%
Short-Term Investments:
2,255,651	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.85%(e)	2,255,651	2,255,651
	Sub-total Short-Term Investments:	2,255,651	2,255,651	0.44%
	Grand total	$268,455,230	510,782,884	100.02%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2019, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 3.39% of net assets.
11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.01% of net assets as of September 30, 2019.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2018, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $4,473,835 with net sales of $2,218,184 during the nine months ended September 30, 2019.
12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2019.
On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, “Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for the period ended September 30, 2019.
	Level 1	Level 2	Level 3	Total
Common Stocks	$508,527,233	$—	$—	$508,527,233
Short-Term Investments	2,255,651	—	—	2,255,651
Total	$510,782,884	$—	$—	$510,782,884
For the Clearwater Core Equity Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
13	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2019 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
138,581	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.(b)	$251,984	238,359
30,343	BEASLEY BROADCAST GROUP, INC., CLASS A	98,075	94,063
15,700	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.	67,461	74,732
7,014	CUMULUS MEDIA, INC., CLASS A(b)	96,996	101,984
75,249	ENTERCOM COMMUNICATIONS CORP., CLASS A	385,280	251,332
32,156	ENTRAVISION COMMUNICATIONS CORP., CLASS A	106,704	102,256
13,890	EW SCRIPPS (THE) CO., CLASS A	166,737	184,459
17,474	HEMISPHERE MEDIA GROUP, INC.(b)	219,115	213,532
29,286	IMAX CORP.(b)(c)	580,138	642,828
135,556	MARCHEX, INC., CLASS B(b)	348,474	425,646
24,716	MEET GROUP (THE), INC.(b)	85,076	80,945
66,100	READING INTERNATIONAL, INC., CLASS A(b)	946,229	790,556
25,266	SAGA COMMUNICATIONS, INC., CLASS A	777,440	751,664
67,470	VONAGE HOLDINGS CORP.(b)	850,196	762,411
11,765	WIDEOPENWEST, INC.(b)	67,184	72,472
		5,047,089	4,787,239	1.41%
Consumer Discretionary:
120,500	AMERICAN EAGLE OUTFITTERS, INC.	2,323,314	1,954,510
242,010	BBX CAPITAL CORP.	1,302,559	1,130,187
47,685	BED BATH & BEYOND, INC.(d)	464,241	507,369
75,451	BLUEGREEN VACATIONS CORP.	735,218	703,203
84,990	CALLAWAY GOLF CO.	1,377,798	1,649,656
49,624	CARRIAGE SERVICES, INC.	993,606	1,014,315
10,942	CHILDREN'S PLACE (THE), INC.(d)	1,255,234	842,425
232,506	CLARUS CORP.	1,303,697	2,726,133
13,553	CROWN CRAFTS, INC.	64,648	84,706
86,843	CSS INDUSTRIES, INC.	1,163,408	344,767
13,952	DRIVE SHACK, INC.(b)	54,978	60,133
68,800	EXTENDED STAY AMERICA, INC.	1,351,173	1,007,232
106,209	FIESTA RESTAURANT GROUP, INC.(b)	1,475,322	1,106,698
175,902	FULL HOUSE RESORTS, INC.(b)	396,501	379,948
33,782	G-III APPAREL GROUP LTD.(b)	918,237	870,562
60,300	GILDAN ACTIVEWEAR, INC.(c)	1,821,573	2,140,650
12,801	GROWGENERATION CORP.(b)	61,268	54,404
67,200	HANESBRANDS, INC.	921,601	1,029,504
19,000	HELEN OF TROY LTD.(b)	1,922,619	2,995,540
1,125	HOOKER FURNITURE CORP.	23,912	24,120
11,036	IROBOT CORP.(b)(d)	821,346	680,590
29,188	J. ALEXANDER'S HOLDINGS, INC.(b)	337,351	342,083
26,032	LAKELAND INDUSTRIES, INC.(b)	293,501	316,549
186,265	LIFETIME BRANDS, INC.	1,893,454	1,648,445
5,871	LITHIA MOTORS, INC., CLASS A	316,256	777,203
36,860	MALIBU BOATS, INC., CLASS A(b)	1,192,330	1,130,865
8,267	MARINEMAX, INC.(b)	132,976	127,973
18,490	MARRIOTT VACATIONS WORLDWIDE CORP.	1,534,212	1,915,749
53,623	MASTERCRAFT BOAT HOLDINGS, INC.(b)	1,269,346	800,323
56,991	MOTORCAR PARTS OF AMERICA, INC.(b)	1,032,026	963,148
586,077	OFFICE DEPOT, INC.	1,236,286	1,028,565
40,527	PARTY CITY HOLDCO, INC.(b)(d)	605,939	231,409
105,569	PENN NATIONAL GAMING, INC.(b)	2,282,694	1,966,223
136,676	POTBELLY CORP.(b)	1,245,912	595,907
53,109	RED LION HOTELS CORP.(b)	378,257	344,146
48,812	SKYLINE CHAMPION CORP.(b)	987,649	1,468,753
90,878	TWIN RIVER WORLDWIDE HOLDINGS, INC.(d)	2,768,185	2,074,740
4,382	UNIFI, INC.(b)	87,293	96,054
16,700	WILLIAMS-SONOMA, INC.	825,821	1,135,266
91,400	WINNEBAGO INDUSTRIES, INC.	2,935,774	3,505,190
		42,107,515	41,775,243	12.33%
Consumer Staples:
32,059	BJ'S WHOLESALE CLUB HOLDINGS, INC.(b)	841,009	829,366
14,333	CALAVO GROWERS, INC.	1,183,861	1,364,215
67,962	CENTRAL GARDEN & PET CO., CLASS A(b)	2,126,426	1,884,247
2,787	COFFEE HOLDING CO., INC.(b)	12,265	11,037
39,441	PERFORMANCE FOOD GROUP CO.(b)	1,353,979	1,814,680
47,575	PRIMO WATER CORP.(b)	575,026	584,221
33,000	SPECTRUM BRANDS HOLDINGS, INC.	1,820,601	1,739,760
15	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
446,429	SUNOPTA, INC.(b)(c)	$2,186,785	803,572
39,757	UNIVERSAL CORP.	2,167,649	2,179,081
		12,267,601	11,210,179	3.31%
Energy:
27,780	BERRY PETROLEUM CORP.	313,554	260,021
178,135	C&J ENERGY SERVICES, INC.(b)	2,528,234	1,911,389
81,486	MURPHY OIL CORP.	1,942,122	1,801,655
45,544	OIL STATES INTERNATIONAL, INC.(b)	1,138,368	605,735
15,090	PROFIRE ENERGY, INC.(b)	25,398	28,520
31,728	SOLARIS OILFIELD INFRASTRUCTURE, INC., CLASS A(d)	568,859	425,790
		6,516,535	5,033,110	1.49%
Financials:
12,257	AMBAC FINANCIAL GROUP, INC.(b)	211,027	239,624
105,399	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	2,735,795	2,550,656
28,078	AMERIS BANCORP	855,284	1,129,859
13,813	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	723,465	970,225
107,251	ASSOCIATED BANC-CORP	2,470,813	2,171,833
38,929	AXIS CAPITAL HOLDINGS LTD.(c)	2,042,958	2,597,343
47,860	BANCORP (THE), INC.(b)	434,951	473,814
7,086	BANKWELL FINANCIAL GROUP, INC.	192,580	194,865
24,775	BCB BANCORP, INC.	303,494	318,111
102,637	BLACKROCK TCP CAPITAL CORP.	1,453,475	1,391,245
46,597	CANNAE HOLDINGS, INC.(b)	883,141	1,280,020
22,437	CAROLINA FINANCIAL CORP.	795,621	797,411
9,471	CB FINANCIAL SERVICES, INC.	255,287	262,915
36,233	CENTERSTATE BANK CORP.	891,755	869,048
1,879	CENTRAL VALLEY COMMUNITY BANCORP	37,299	38,238
5,885	CITIZENS HOLDING CO.	123,675	119,171
207,174	CNO FINANCIAL GROUP, INC.	3,755,220	3,279,564
27,893	COMMERCE BANCSHARES, INC.	1,395,407	1,691,710
65,883	CRAWFORD & CO., CLASS A	590,276	716,807
6,782	CRAWFORD & CO., CLASS B	52,628	68,430
101,211	DONEGAL GROUP, INC., CLASS A	1,520,565	1,483,753
14,965	EAGLE BANCORP MONTANA, INC.	263,774	261,887
19,339	ENTERPRISE FINANCIAL SERVICES CORP.	786,061	788,064
39,665	ESSENT GROUP LTD.	1,683,937	1,890,831
137,437	EXANTAS CAPITAL CORP.	1,191,984	1,562,659
6,964	FARMERS NATIONAL BANC CORP.	73,057	100,839
65,373	FIDUS INVESTMENT CORP.	918,492	969,482
21,355	FIRST HAWAIIAN, INC.	547,717	570,178
31,785	FIRST MERCHANTS CORP.	1,309,231	1,196,228
77,252	FIRST MIDWEST BANCORP, INC.	1,720,204	1,504,869
2,480	FIRST NORTHWEST BANCORP	39,736	42,954
10,700	FIRSTCASH, INC.	636,540	980,869
47,600	GLACIER BANCORP, INC.	2,014,105	1,925,896
28,092	HANCOCK WHITNEY CORP.	1,360,465	1,075,783
31,646	HERITAGE COMMERCE CORP.	351,821	371,999
147,427	HOPE BANCORP, INC.	2,439,921	2,114,103
52,522	HUNT COS. FINANCE TRUST, INC.	179,449	176,474
73,744	INVESTCORP CREDIT MANAGEMENT BDC, INC.	534,879	490,398
24,906	LANDMARK BANCORP, INC.	621,673	579,812
2,621	LCNB CORP.	39,802	46,497
5,280	LENDINGTREE, INC.(b)(d)	1,390,835	1,639,070
23,292	LUTHER BURBANK CORP.	244,943	263,898
24,167	MACKINAC FINANCIAL CORP.	339,858	373,622
19,758	MR COOPER GROUP, INC.(b)	202,322	209,830
31,662	MVC CAPITAL, INC.	286,618	281,792
3,500	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,164,873	939,295
60,476	NEW MOUNTAIN FINANCE CORP.	823,750	824,288
331,544	OAKTREE SPECIALTY LENDING CORP.	1,520,026	1,717,398
163,263	OAKTREE STRATEGIC INCOME CORP.	1,373,924	1,346,920
6,913	OCEANFIRST FINANCIAL CORP.	147,731	163,147
1,581	OCONEE FEDERAL FINANCIAL CORP.	36,347	37,391
20,619	PENNANTPARK FLOATING RATE CAPITAL LTD.	239,812	239,180
157,608	PENNANTPARK INVESTMENT CORP.	1,058,307	988,202
4,319	PENNS WOODS BANCORP, INC.	181,459	199,754
14,779	PEOPLES BANCORP OF NORTH CAROLINA, INC.	339,412	439,084
16	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
29,331	PIONEER BANCORP, INC.(b)	$400,762	366,344
52,800	PRA GROUP, INC.(b)	1,491,319	1,784,112
4,110	RENAISSANCERE HOLDINGS LTD.(c)	516,890	795,079
3,636	SALISBURY BANCORP, INC.	137,808	142,568
10,191	SHORE BANCSHARES, INC.	146,185	157,043
2,336	SIERRA BANCORP	40,971	62,044
48,816	SIMMONS FIRST NATIONAL CORP., CLASS A	1,470,729	1,215,518
38,567	SOLAR CAPITAL LTD.	790,861	796,409
20,344	SOUTHERN NATIONAL BANCORP OF VIRGINIA, INC.	322,319	313,094
3,268	SOUTHWEST GEORGIA FINANCIAL CORP.	67,091	65,523
27,690	STIFEL FINANCIAL CORP.	1,354,417	1,588,852
27,147	SUMMIT STATE BANK	345,644	319,520
48,613	SYNOVUS FINANCIAL CORP.	1,568,049	1,738,401
90,160	TCF FINANCIAL CORP.	2,979,708	3,432,391
125,700	UMPQUA HOLDINGS CORP.	2,227,631	2,069,022
14,864	UNITED BANCORP, INC.	185,616	165,734
5,918	UNITED BANCSHARES, INC.	128,716	118,478
15,665	UNITY BANCORP, INC.	226,203	346,980
43,503	WALKER & DUNLOP, INC.	984,090	2,433,123
36,189	WEBSTER FINANCIAL CORP.	1,749,739	1,696,178
18,716	WEST BANCORPORATION, INC.	392,649	406,886
32,236	WSFS FINANCIAL CORP.	1,348,832	1,421,608
		66,664,010	70,392,242	20.78%
Health Care:
31,480	AMN HEALTHCARE SERVICES, INC.(b)	1,588,056	1,811,989
34,000	BIOTELEMETRY, INC.(b)	1,375,275	1,384,820
22,377	BRUKER CORP.	619,164	983,021
37,081	CUTERA, INC.(b)	778,093	1,083,878
21,843	EMERGENT BIOSOLUTIONS, INC.(b)	695,870	1,141,952
28,897	GLOBUS MEDICAL, INC., CLASS A(b)	1,395,919	1,477,215
6,586	HARROW HEALTH, INC.(b)	31,441	37,013
149,190	HARVARD BIOSCIENCE, INC.(b)	276,606	458,759
16,080	HILL-ROM HOLDINGS, INC.	1,239,261	1,692,098
4,485	ICU MEDICAL, INC.(b)	598,774	715,806
56,996	INFUSYSTEM HOLDINGS, INC.(b)	248,414	301,509
13,731	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	793,219	824,821
15,708	INVACARE CORP.	88,213	117,810
20,045	LHC GROUP, INC.(b)	1,314,827	2,276,310
2,478	LIGAND PHARMACEUTICALS, INC.(b)	271,751	246,660
17,287	LIVANOVA PLC(b)(c)	1,690,596	1,275,608
8,181	MAGELLAN HEALTH, INC.(b)	502,977	508,040
68,000	MEDNAX, INC.(b)	2,604,302	1,538,160
27,231	NANOVIBRONIX, INC.(b)	132,728	73,524
33,739	OMNICELL, INC.(b)	1,731,977	2,438,317
11,666	ORTHOFIX MEDICAL, INC.(b)	593,050	618,531
36,928	PREMIER, INC., CLASS A(b)	1,098,689	1,067,958
33,683	PROVIDENCE SERVICE (THE) CORP.(b)	2,142,323	2,002,791
49,116	PSYCHEMEDICS CORP.	693,751	447,447
76,419	STREAMLINE HEALTH SOLUTIONS, INC.(b)	88,634	84,061
37,600	SYNEOS HEALTH, INC.(b)	1,732,066	2,000,696
43,209	TIVITY HEALTH, INC.(b)	1,223,896	718,566
93,545	TRIPLE-S MANAGEMENT CORP., CLASS B(b)	2,136,298	1,253,503
125,983	VAREX IMAGING CORP.(b)	3,562,696	3,595,555
		31,248,866	32,176,418	9.50%
Industrials:
168,622	ACTUANT CORP., CLASS A	4,249,447	3,699,567
5,969	AEROVIRONMENT, INC.(b)	319,576	319,700
54,500	AIR LEASE CORP.	2,027,222	2,279,190
7,235	AIR TRANSPORT SERVICES GROUP, INC.(b)	139,801	152,080
15,008	ALBANY INTERNATIONAL CORP., CLASS A	579,755	1,353,121
17,100	AMERICAN WOODMARK CORP.(b)	1,409,848	1,520,361
5,989	APOGEE ENTERPRISES, INC.	218,344	233,511
92,183	ARC DOCUMENT SOLUTIONS, INC.(b)	363,444	125,369
66,313	ARMSTRONG FLOORING, INC.(b)	881,076	423,740
33,838	ASGN, INC.(b)	1,487,593	2,127,057
8,088	ASTRONICS CORP.(b)	194,326	237,625
83,571	AVIS BUDGET GROUP, INC.(b)	2,864,798	2,361,716
17	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
25,026	BRINK'S (THE) CO.	$1,673,767	2,075,907
25,400	BWX TECHNOLOGIES, INC.	1,349,630	1,453,134
4,415	CBIZ, INC.(b)	87,034	103,753
18,023	CECO ENVIRONMENTAL CORP.(b)	134,702	125,891
26,324	CIRCOR INTERNATIONAL, INC.(b)	947,316	988,466
83,900	COLFAX CORP.(b)	2,455,343	2,438,134
28,681	COLUMBUS MCKINNON CORP.	765,537	1,044,849
4,771	COVENANT TRANSPORTATION GROUP, INC., CLASS A(b)	68,921	78,435
27,600	DONALDSON CO., INC.	1,249,708	1,437,408
1,746	DUCOMMUN, INC.(b)	62,048	74,030
137,200	GATES INDUSTRIAL CORP. PLC(b)	2,001,472	1,381,604
37,759	GIBRALTAR INDUSTRIES, INC.(b)	1,087,815	1,734,648
11,900	GORMAN-RUPP (THE) CO.	360,214	414,001
16,379	GRAHAM CORP.	317,881	325,287
70,544	HARSCO CORP.(b)	1,303,697	1,337,514
21,000	HEXCEL CORP.	1,276,724	1,724,730
73,806	INTERFACE, INC.	1,409,300	1,065,759
125,028	JELD-WEN HOLDING, INC.(b)	3,484,070	2,411,790
16,945	KADANT, INC.	1,406,484	1,487,602
22,249	KENNAMETAL, INC.	781,139	683,934
204,796	LSI INDUSTRIES, INC.	1,099,213	1,069,035
43,109	MASONITE INTERNATIONAL CORP.(b)	2,828,344	2,500,322
25,888	MERCURY SYSTEMS, INC.(b)	1,057,167	2,101,329
5,524	MSA SAFETY, INC.	493,438	602,724
50,366	NAVIGANT CONSULTING, INC.	1,337,435	1,407,730
126,200	NOW, INC.(b)	1,421,099	1,447,514
171,760	PGT INNOVATIONS, INC.(b)	2,679,714	2,966,295
106,190	PIONEER POWER SOLUTIONS, INC.(b)	627,210	573,426
69,870	QUANEX BUILDING PRODUCTS CORP.	1,467,474	1,263,250
154,047	REV GROUP, INC.	1,757,550	1,760,757
33,000	RUSH ENTERPRISES, INC., CLASS A	1,376,111	1,273,140
46,101	RYDER SYSTEM, INC.	2,779,246	2,386,649
19,190	SKYWEST, INC.	742,469	1,101,506
5,908	SPX CORP.(b)	118,270	236,379
181,239	STEELCASE, INC., CLASS A	2,589,944	3,334,798
87,936	TEREX CORP.	3,115,428	2,283,698
22,527	THERMON GROUP HOLDINGS, INC.(b)	499,907	517,670
51,329	TITAN MACHINERY, INC.(b)	777,589	736,058
68,793	TRIMAS CORP.(b)	1,808,640	2,108,505
2,180	UNIVERSAL FOREST PRODUCTS, INC.	87,180	86,938
10,386	VALMONT INDUSTRIES, INC.	1,523,166	1,437,838
32,741	VIAD CORP.	1,672,890	2,198,558
28,427	WOODWARD, INC.	1,429,240	3,065,283
		70,246,756	73,679,315	21.75%
Information Technology:
41,834	ANIXTER INTERNATIONAL, INC.(b)	2,898,060	2,891,566
69,627	AVIAT NETWORKS, INC.(b)	1,229,827	950,409
11,693	AXT, INC.(b)	50,256	41,627
234,090	CELESTICA, INC.(b)(c)	2,491,392	1,678,425
94,200	COHU, INC.	1,510,462	1,272,171
11,247	CYPRESS SEMICONDUCTOR CORP.	148,711	262,505
102,385	DSP GROUP, INC.(b)	1,306,291	1,442,093
17,700	ENTEGRIS, INC.	475,456	832,962
8,425	EURONET WORLDWIDE, INC.(b)	379,541	1,232,578
8,993	EVERBRIDGE, INC.(b)	845,327	554,958
35,311	EVO PAYMENTS, INC., CLASS A(b)	842,266	992,945
19,414	FARO TECHNOLOGIES, INC.(b)	946,431	938,667
77,753	FIREEYE, INC.(b)	1,265,004	1,037,225
133,620	FRANKLIN WIRELESS CORP.(b)	287,454	297,973
110,306	FREQUENCY ELECTRONICS, INC.(b)	1,011,141	1,340,218
32,546	IDENTIV, INC.(b)	161,968	171,192
68,828	IMMERSION CORP.(b)	531,048	526,534
153,079	INFINERA CORP.(b)	830,211	834,281
12,362	INSIGHT ENTERPRISES, INC.(b)	496,249	688,440
66,624	JABIL, INC.	1,382,705	2,383,140
50,964	KBR, INC.	941,817	1,250,657
13,539	KEMET CORP.	230,805	246,139
18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
19,181	LUMENTUM HOLDINGS, INC.(b)	$1,039,951	1,027,334
6,190	MKS INSTRUMENTS, INC.	444,669	571,213
96,977	MONOTYPE IMAGING HOLDINGS, INC.	1,733,769	1,921,114
16,889	NOVANTA, INC.(b)	471,353	1,380,169
35,581	PERFICIENT, INC.(b)	562,867	1,372,715
13,805	PFSWEB, INC.(b)	29,740	34,927
42,920	PLEXUS CORP.(b)	2,401,659	2,682,929
13,046	PROS HOLDINGS, INC.(b)	404,440	777,542
86,656	RIBBON COMMUNICATIONS, INC.(b)	441,824	506,071
3,444	ROGERS CORP.(b)	398,157	470,829
65,846	SCANSOURCE, INC.(b)	2,514,326	2,011,595
382,242	SERVICESOURCE INTERNATIONAL, INC.(b)	372,988	336,373
258,208	STEEL CONNECT, INC.(b)	431,614	446,700
33,900	SUPER MICRO COMPUTER, INC.(b)	708,973	650,880
39,830	SYKES ENTERPRISES, INC.(b)	1,171,334	1,220,391
22,511	SYNNEX CORP.	1,274,077	2,541,492
286,837	TIVO CORP.	2,743,009	2,184,264
63,759	UNISYS CORP.(b)	605,659	473,729
111,480	VERRA MOBILITY CORP.(b)	1,512,770	1,599,738
25,167	VIRTUSA CORP.(b)	1,188,166	906,515
		40,713,767	44,983,225	13.28%
Materials:
12,352	AMERICAN VANGUARD CORP.	218,973	193,926
40,000	H.B. FULLER CO.	2,190,810	1,862,400
38,377	INGEVITY CORP.(b)	2,577,278	3,255,905
7,487	INNOPHOS HOLDINGS, INC.	212,843	243,028
29,795	KOPPERS HOLDINGS, INC.(b)	579,129	870,312
6,778	MATERION CORP.	344,347	415,898
3,564	MERCER INTERNATIONAL, INC.(c)	48,243	44,693
1,667	NORTHERN TECHNOLOGIES INTERNATIONAL CORP.	18,495	21,071
37,614	PQ GROUP HOLDINGS, INC.(b)	584,924	599,567
24,300	RELIANCE STEEL & ALUMINUM CO.	1,847,591	2,421,738
76,000	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	3,021,050	2,845,440
		11,643,683	12,773,978	3.77%
Real Estate:
54,922	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	471,193	646,432
21,833	CATCHMARK TIMBER TRUST, INC., CLASS A	206,352	232,958
8,057	CITY OFFICE REIT, INC.(c)	76,191	115,940
70,348	CONDOR HOSPITALITY TRUST, INC.	772,926	777,345
67,067	DIAMONDROCK HOSPITALITY CO.	728,909	687,437
70,635	EMPIRE STATE REALTY TRUST, INC., CLASS A	1,095,355	1,007,961
40,802	ESSENTIAL PROPERTIES REALTY TRUST, INC.	841,130	934,774
38,732	INDEPENDENCE REALTY TRUST, INC.	556,760	554,255
12,729	INNOVATIVE INDUSTRIAL PROPERTIES, INC.(d)	1,373,661	1,175,778
5,738	INVESTORS REAL ESTATE TRUST	284,651	428,457
30,340	MARCUS & MILLICHAP, INC.(b)	789,156	1,076,767
101,573	MONMOUTH REAL ESTATE INVESTMENT CORP.	1,331,019	1,463,667
6,550	ONE LIBERTY PROPERTIES, INC.	189,105	180,322
61,402	PHYSICIANS REALTY TRUST	1,025,793	1,089,886
4,893	POWER REIT(b)	47,172	49,615
20,512	QTS REALTY TRUST, INC., CLASS A	930,609	1,054,522
69,283	REALOGY HOLDINGS CORP.(d)	1,827,617	462,810
36,692	STAG INDUSTRIAL, INC.	546,142	1,081,680
50,236	STRATUS PROPERTIES, INC.(b)	1,383,951	1,475,431
116,077	UMH PROPERTIES, INC.	1,523,680	1,634,364
56,495	XENIA HOTELS & RESORTS, INC.	1,276,427	1,193,174
		17,277,799	17,323,575	5.12%
Utilities:
7,344	ALLETE, INC.	218,367	641,939
17,625	EL PASO ELECTRIC CO.	1,047,990	1,182,285
170,761	PURE CYCLE CORP.(b)	1,216,968	1,755,423
18,266	SJW GROUP	1,121,249	1,247,385
12,735	SPIRE, INC.	612,564	1,111,002
		4,217,138	5,938,034	1.75%
	Sub-total Common Stocks:	307,950,759	320,072,558	94.49%
19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Convertible Bonds:
Health Care:
340,000	INVACARE CORP., 4.50%, 6/1/22	$287,388	285,675
		287,388	285,675	0.08%
	Sub-total Convertible Bonds:	287,388	285,675	0.08%
Convertible Preferred Stocks:
Real Estate:
6,660	WHEELER REAL ESTATE INVESTMENT TRUST, INC. (Step to 10.75% on 9/21/2023), 8.75%(b)(e)	64,211	94,439
4,224	WHEELER REAL ESTATE INVESTMENT TRUST, INC., 9.00%(b)	47,126	48,787
		111,337	143,226	0.04%
	Sub-total Convertible Preferred Stocks:	111,337	143,226	0.04%
Investment Companies:
Financials:
4,453	ISHARES RUSSELL 2000 ETF	673,018	673,917
		673,018	673,917	0.20%
	Sub-total Investment Companies:	673,018	673,917	0.20%
Master Limited Partnerships:
Industrials:
25,818	STEEL PARTNERS HOLDINGS L.P.(b)	359,035	330,470
		359,035	330,470	0.10%
	Sub-total Master Limited Partnerships:	359,035	330,470	0.10%
Preferred Stocks:
Industrials:
184,080	STEEL PARTNERS HOLDINGS L.P., 6.00%	3,199,053	3,896,974
		3,199,053	3,896,974	1.15%
	Sub-total Preferred Stocks:	3,199,053	3,896,974	1.15%
Rights:
Consumer Discretionary:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Warrants:
Health Care:
19,977	NANOVIBRONIX, INC.(b)(f)	200	-
		200	-	0.00%
	Sub-total Warrants:	200	-	0.00%
Short-Term Investments:
5,274,586	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(g)	5,274,586	5,274,586
14,607,895	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.85%(h)	14,607,895	14,607,895
	Sub-total Short-Term Investments:	19,882,481	19,882,481	5.87%
	Grand total	$332,463,271	345,285,301	101.93%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2019, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 3.27% of net assets.
(d)	Security is either wholly or partially on loan.
(e)	For step bonds, the coupon rate disclosed is the current rate in effect.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2018, the value of the Clearwater Small Companies Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $12,345,333 with net purchases of $2,262,562 during the nine months ended September 30, 2019.
20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2019 (unaudited)
Fair value is an estimate of the price the Clearwater Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Small Companies Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Small Companies Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2019.
On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, “Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for the period ended September 30, 2019.
	Level 1	Level 2	Level 3	Total
Common Stocks	$320,072,558	$—	$—	$320,072,558
Convertible Bonds	—	285,675	—	285,675
Convertible Preferred Stocks	143,226	—	—	143,226
Investment Companies	673,917	—	—	673,917
Master Limited Partnerships	330,470	—	—	330,470
Preferred Stocks	3,896,974	—	—	3,896,974
Rights	—	—	—	—
Warrants	—	—	—*	—*
Short-Term Investments	19,882,481	—	—	19,882,481
Total	$344,999,626	$285,675	$—*	$345,285,301
* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater Small Companies Fund, 100% of the investment value is comprised of equity securities, convertible bonds, investment companies, master limited partnerships, rights, warrants and short-term investments. See the Clearwater Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2019 (unaudited)
Clearwater Small Companies Fund Portfolio Diversification
(as a percentage of net assets)
22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
197,600	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$2,002,821	2,493,712
54,180	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			739,165	766,647
19,200	BLACKROCK MUNIENHANCED FUND INC			201,815	217,728
58,171	BLACKROCK MUNIHOLDINGS FUND II INC			822,153	877,219
91,327	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,010,095	1,235,654
77,015	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			972,439	983,482
55,500	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			723,238	709,845
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	763,012
142,461	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,846,525	2,001,577
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	734,657
102,096	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,309,732	1,324,185
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,607,665
135,114	DWS MUNICIPAL INCOME TRUST			1,545,887	1,565,971
178,050	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,985,371	2,001,282
113,205	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,410,253	1,416,195
60,000	INVESCO MUNICIPAL TRUST			773,718	756,600
134,886	INVESCO QUALITY MUNICIPAL INCOME TRUST			1,622,828	1,725,192
60,000	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			774,122	772,200
53,000	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			748,312	886,690
280,875	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			3,781,767	4,019,321
19,000	NUVEEN CONNECTICUT QUALITY MUNICIPAL INCOME FUND			247,059	254,980
15,963	NUVEEN MICHIGAN QUALITY MUNICIPAL INCOME FUND			214,604	222,843
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,142	738,906
111,141	NUVEEN QUALITY MUNICIPAL INCOME FUND			1,565,947	1,595,985
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	365,960
19,613	WESTERN ASSET MUNICIPAL PARTNERS FUND INC			246,036	300,471
	Sub-total Closed-End Funds:			28,641,078	30,337,979	5.29%
Municipal Bonds:
500,000	9TH AVENUE MET DIST #2 CO	12/1/2048	5.00	500,000	527,345
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(b)	8/1/2039	0.00	1,723,456	2,516,920
1,000,000	AEROTROPOLIS REGL TRANPRTN AUTH CO SPL REVENUE	12/1/2051	5.00	1,015,267	1,033,360
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,081,644	1,137,010
555,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	546,261	570,501
450,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	445,500	452,151
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	17,500
545,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	545,000	562,146
500,000	ALTA LAKES CMNTY DEV DIST FL SPL ASSMNT	5/1/2039	4.40	497,381	510,975
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,013,808	1,144,400
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(b)	8/1/2046	0.00	613,551	1,158,630
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	978,148	1,014,260
500,000	ARIZONA ST INDL DEV AUTH EDU REVENUE(d)	7/15/2038	5.75	522,798	569,020
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE	1/1/2038	5.38	1,000,000	1,039,150
1,750,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,719,183	1,832,950
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	505,068	512,020
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	697,318	730,210
400,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	400,000	418,392
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	510,835	554,600
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	503,278	528,810
1,265,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,178,140	1,298,851
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	987,053	1,101,080
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,187,737	1,343,001
850,000	BEXAR CNTY TX HSG FIN CORP(e)(f)	2/1/2035	3.75	850,000	888,088
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,057,567	2,185,020
23	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont'd):
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	$500,000	549,925
225,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	225,000	245,070
1,495,000	BOLINGBROOK IL SPL SVC AREA SPL TAX	3/1/2030	4.00	1,548,350	1,663,995
750,000	BROADWAY STATION MET DIST #2 CO	12/1/2048	5.13	750,000	793,508
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,885	680,420
1,150,000	BURBANK IL EDUCTNL FACS REVENUE(d)	9/1/2035	6.00	1,150,000	1,281,548
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,035,702	1,213,770
380,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	10/1/2034	2.11	380,000	363,820
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	502,367	538,070
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,492,220	1,947,300
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	1,370,000	1,424,183
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	759,863
1,750,000	CAPITAL TRUST AGY FL REVENUE(d)	12/1/2035	6.75	1,746,228	1,814,785
750,000	CAPITAL TRUST AGY FL REVENUE(d)	7/1/2037	6.75	750,000	799,163
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(d)	8/1/2027	5.00	750,000	776,655
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(d)	8/1/2032	5.38	750,000	786,300
500,000	CAPITAL TRUST AGY FL STUDENT HSG REVENUE(d)	12/1/2043	5.25	515,369	530,960
1,000,000	CARLSBAD CA UNIF SCH DIST (Step to 6.13% on 8/1/2021)(b)	8/1/2031	0.00	893,699	1,263,180
274,895	CARMEL IN REVENUE(c)	11/15/2022	6.00	277,526	16,494
389,921	CARMEL IN REVENUE(c)	11/15/2027	7.00	384,603	23,395
750,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(d)	5/1/2032	5.00	754,682	818,865
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,010,125	1,073,990
365,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	330,954	365,591
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,052,148	1,096,490
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,001,164	1,107,520
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,088,393	1,119,570
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2052	5.00	1,043,567	1,135,070
1,500,000	CLOVIS CA UNIF SCH DIST(g)	8/1/2030	0.00	780,627	934,215
650,000	CMWLTH FING AUTH PA TOBACCO MASTER SETTLEMENT PAYMENT REV	6/1/2039	4.00	646,911	720,324
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	737,387	800,018
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(d)(h)	5/15/2026	7.25	750,000	716,273
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(d)(h)	5/15/2044	8.13	1,913,765	1,676,535
500,000	COLORADO SCIENCE AND TECH PARK MET DIST #1	12/1/2033	5.00	506,069	534,655
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,973	1,021,410
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE(d)	9/1/2046	5.00	1,005,431	1,014,530
1,250,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2048	5.00	1,311,769	1,447,487
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	989,414	1,132,980
1,000,000	COLTON CA JT UNIF SCH DIST (Step to 5.80% on 8/1/2021)(b)	8/1/2035	0.00	900,478	1,121,410
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG FIN MTGE PROGRAM	11/15/2035	3.88	1,000,000	1,077,450
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	539,617
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,070,183	2,077,460
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,067,450
24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont'd):
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	$500,000	524,395
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	524,385
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,104,160	1,513,386
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	127,400
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	502,441	532,020
1,000,000	CREEKWALK MARKETPLACE BUSINESS IMPT DIST CO(d)	12/1/2039	5.50	1,000,000	1,018,630
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	787,380
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,005,830	1,136,240
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,000,000	2,008,340
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,000,000	1,004,380
800,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(d)	10/15/2022	4.00	798,789	815,024
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,013,780	1,123,050
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	492,758	518,225
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	1,032,290
500,000	DECATUR IL	3/1/2034	5.00	509,902	555,995
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(g)	2/1/2029	0.00	603,338	586,000
1,000,000	DENVER CO URBAN RENEWAL AUTH TAX INCR REVENUE(d)	12/1/2039	5.25	985,260	1,070,090
1,000,000	DIATC MET DIST CO(d)	12/1/2049	5.00	1,067,294	1,061,660
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	527,060
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,065,530
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,075,820
1,200,000	DIST OF COLUMBIA REVENUE	7/1/2037	5.00	1,200,000	1,298,076
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,088,670
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,044,020
500,000	DOWDEN WEST CMNTY DEV DIST FL SPL ASSMNT REVENUE(d)	5/1/2039	5.40	500,000	536,705
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,076,590
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,504,650
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,029,036	2,109,540
1,500,000	EL PASO CNTY TX HOSP DIST	8/15/2043	5.00	1,608,893	1,603,680
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	743,530	753,045
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,044,357	1,218,180
1,000,000	ENCINITAS CA UNION SCH DIST (Step to 6.75% on 8/1/2022)(b)	8/1/2035	0.00	828,647	1,316,080
1,155,000	ENTERPRISE CA ELEM SCH DIST (Step to 6.20% on 8/1/2021)(b)	8/1/2035	0.00	1,032,672	1,465,510
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,041,530
1,000,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	1,000,000	1,051,780
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	635,203	703,926
750,000	EVANSVILLE IN MF HSG REVENUE	1/1/2038	5.45	750,000	792,758
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,290
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(c)	5/1/2013	5.75	314,118	198,450
715,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	715,000	808,901
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(d)	6/15/2035	6.00	1,000,914	1,109,080
125,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	125,046	126,473
805,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	805,000	852,584
565,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	565,000	579,645
2,000,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	2,000,000	2,198,560
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	1,000,000	1,028,130
1,090,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(d)	8/25/2026	8.50	1,090,000	1,209,976
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,035,934	1,141,570
25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont'd):
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(d)	6/1/2027	6.50	$1,000,000	1,055,850
845,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	737,104	845,237
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,628,765
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,056,320
925,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	925,000	1,004,060
675,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	4.00	675,000	728,926
2,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	2,500,000	2,636,350
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,003,200	1,034,560
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,942,073	2,011,756
1,100,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	1,100,000	1,180,718
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.20	2,013,799	2,188,680
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,772,382
700,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	724,053	758,093
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	558,121	585,541
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(b)	10/1/2035	0.00	1,206,477	1,617,840
950,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	931,106	1,004,340
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,632	641,355
1,500,000	HARTNELL CA CMNTY CLG DIST (Step to 7.00% on 8/1/2022)(b)	8/1/2034	0.00	1,234,310	1,749,375
3,500,000	HEALDSBURG CA UNIF SCH DIST (Step to 4.60% on 8/1/2022)(b)	8/1/2037	0.00	3,074,407	3,526,285
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	999,109	1,377,180
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	753,415	838,065
800,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	800,000	885,736
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,017,179	1,150,720
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,520,081	1,671,135
500,000	HUNTERS OVERLOOK METRO DIST #5 CO	12/1/2049	5.00	529,337	529,785
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	832,372
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	743,395	829,650
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,045,749	1,128,860
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,493,653	1,656,645
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	545,245
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,080,580
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	680,074	742,223
460,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	460,000	460,478
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,376	539,355
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	766,726	813,120
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	508,897	545,635
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,409,790	1,525,023
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,060,126	1,101,250
1,000,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	1,000,000	1,069,930
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,072,868	1,151,700
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,572,426	1,698,360
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,007,514	1,316,230
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,021,756	3,293,700
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	494,320	533,855
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	988,569	1,136,710
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,022,812	1,063,780
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	525,600	565,415
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	987,838	1,137,790
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,031,706	1,141,700
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,535,940
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,628,259	1,701,960
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(d)	1/1/2038	5.25	686,279	777,525
485,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	485,000	494,074
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,005,390
26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont'd):
1,300,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(d)(h)	11/15/2036	5.75	$1,300,000	1,195,038
885,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	875,229	928,453
550,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	550,000	551,689
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,018,802	1,139,780
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	518,764	550,760
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(d)	12/1/2037	6.50	750,000	785,175
240,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	239,640	248,498
1,600,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,588,396	1,725,904
730,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	730,000	795,627
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,110,890
1,300,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,300,000	1,380,613
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(d)	5/1/2037	5.00	744,786	804,690
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,684	824,648
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	743,036
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,090,940
500,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	492,742	515,575
1,000,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	991,140	1,033,430
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	523,790
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	744,907	773,873
465,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	465,000	485,097
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	766,606	787,635
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REV	12/1/2045	5.38	996,482	1,040,520
315,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2024	5.63	315,000	326,976
225,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2026	4.00	224,741	230,162
500,000	LONG LAKE RESERVE CMNTY DEV DIST SPL ASSMNT	5/1/2038	5.00	498,775	529,290
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,009,918	1,123,800
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	687,387	702,533
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,012,689	1,126,040
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(d)	11/1/2037	5.65	700,000	787,199
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(d)	7/1/2039	5.00	1,068,368	1,098,640
1,100,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(d)	11/1/2044	4.00	1,100,000	1,101,320
750,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(d)	11/1/2044	4.40	750,000	765,338
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(d)	11/1/2039	5.50	700,000	754,565
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	531,234	574,019
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,531	786,150
400,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	2/15/2036	2.15	400,000	386,468
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	493,932	530,235
27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont'd):
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	$1,555,641	1,661,400
1,480,000	LUZERNE CNTY PA	11/1/2026	7.00	1,481,237	1,486,320
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,017,065	1,118,970
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,005,624	1,042,890
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,106,051	1,146,755
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	45,000
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,065,550
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	1,074,170
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,580,415
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	534,610
900,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2044	3.10	900,000	898,623
430,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	430,000	452,738
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	320,000
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,790	537,410
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	843,554	867,496
750,000	MARICOPA CNTY AZ INDL DEV AUTH SENIOR LIVING FACS REVENUE(d)	1/1/2036	5.75	742,142	795,945
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(g)	9/1/2041	0.00	151,192	27,600
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	374,423	225,555
745,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	757,671	773,601
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	747,821	927,210
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	524,775
568,716	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	585,505	21,327
730,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	722,980	756,937
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(d)	10/1/2047	5.00	746,856	771,638
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,517,999	1,609,170
375,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	375,000	378,739
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	752,612
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	752,528
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,080,960
625,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	625,000	625,600
2,770,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,770,000	2,859,277
1,975,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	1,975,000	2,133,908
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	6,640
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,023,620	1,088,170
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	602,256
500,000	MET PIER & EXPOSITION AUTH IL REVENUE	6/15/2057	5.00	519,771	555,310
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	139,649
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,926	807,458
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,977,594
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	1,060,970
600,000	MICHIGAN ST HSG DEV AUTH	10/1/2042	3.75	600,000	634,032
1,650,000	MICHIGAN ST HSG DEV AUTH	10/1/2043	4.00	1,650,000	1,782,049
230,000	MICHIGAN ST HSG DEV AUTH	12/1/2045	3.70	230,000	233,839
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2054	3.50	1,000,000	1,024,360
2,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2038	4.13	2,500,000	2,751,325
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2049	4.00	1,003,596	1,076,450
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	501,060
1,000,000	MISHAWAKA IN MF HSG REVENUE(d)	1/1/2038	5.38	1,000,000	1,038,700
28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont'd):
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	$979,586	1,055,100
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(d)	11/1/2039	4.55	1,000,000	1,038,420
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,084,680	2,112,160
955,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	955,000	1,022,003
500,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	500,000	515,530
920,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	920,000	944,509
600,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	600,000	653,022
1,000,000	MONTANA ST BRD OF HSG	6/1/2045	4.00	1,000,000	1,086,330
935,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	935,000	1,009,323
835,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	837,086	895,638
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	511,355
890,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	890,000	904,436
700,000	MORONGO BAND OF MISSION INDIANS CA REVENUE(d)	10/1/2042	5.00	700,000	790,818
611,972	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	611,972	611,972
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	44,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	514,725	538,970
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,219	674,667
323,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	323,000	323,478
355,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	355,000	379,236
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,057,420
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	999,087	1,225,860
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(d)	6/1/2036	5.13	600,000	663,324
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,071,830
500,000	NAVAJO NATION AZ(d)	12/1/2030	5.50	524,736	570,150
570,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.75	570,000	614,517
970,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.90	970,000	1,026,638
940,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	940,000	978,982
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	1,000,000	1,018,990
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	975,626	1,057,420
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,047,920
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,595,595
245,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	245,000	246,281
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,006,457	1,111,810
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	760,887	815,670
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(d)	8/15/2036	5.00	753,564	770,565
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE	8/15/2036	5.50	1,002,950	1,045,080
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(d)	8/15/2037	6.00	1,016,209	1,079,800
670,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(d)	8/15/2049	5.00	699,388	705,711
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,134,794	1,222,155
750,000	NEW JERSEY ST ECON DEV AUTH	6/15/2037	5.00	779,111	873,067
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	537,568	568,560
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	798,171	852,195
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,048,220
29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont'd):
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	$968,990	1,002,020
825,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2030	4.50	825,000	863,239
3,425,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	3,425,000	3,682,526
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	1,002,852	1,077,720
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	508,112	564,425
655,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	655,000	672,646
970,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	970,000	1,004,183
1,530,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,530,000	1,626,099
880,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	880,000	915,411
770,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	770,000	824,862
1,000,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	1,002,047	1,076,540
1,000,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	1,000,000	1,031,920
995,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	995,000	1,086,013
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,029,790
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,057,050
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	601,651	635,514
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	1,040,640
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	1,066,320
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,105,462	2,232,960
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,087,000
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,067,180
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	1,065,880
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,567,995
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	545,255
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,120,000
930,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	930,000	996,030
435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	435,000	443,739
1,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2043	4.20	1,000,000	1,097,230
1,490,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,490,000	1,568,344
2,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	2,000,000	2,000,580
1,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2037	3.85	1,000,000	1,077,080
995,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	1,007,513	1,061,774
990,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	990,000	1,064,379
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,328	658,452
460,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2048	4.00	487,731	493,980
565,000	NORTH LAS VEGAS NV LOCAL IMPT(d)	12/1/2027	4.00	552,666	589,583
565,000	NORTH LAS VEGAS NV LOCAL IMPT(d)	12/1/2037	5.00	566,122	616,432
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	532,315
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,001,163	1,017,960
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,406,692	1,509,942
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	509,712	542,750
2,000,000	OAK PARK CA UNIF SCH DIST (Step to 7.10% on 8/1/2021)(b)	8/1/2038	0.00	1,761,142	2,663,920
580,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	579,417	587,952
910,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	817,666	940,367
30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont'd):
1,495,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	$1,495,000	1,602,864
1,500,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	1,500,000	1,620,330
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2049	3.35	1,000,000	1,028,350
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,035,972	1,112,890
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	777,588	849,720
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,069,110	1,102,720
640,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	640,000	675,648
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,090,460
645,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	645,000	683,268
780,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	780,000	796,411
1,280,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	1,280,000	1,340,595
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	511,001	518,195
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	560,475
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,302,607	1,361,568
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,675	563,090
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,024,090	1,066,310
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(e)	7/1/2039	2.06	500,000	435,770
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	3.95	1,000,000	1,079,620
490,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	490,000	507,268
3,200,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	3,200,000	3,388,948
1,835,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,835,000	1,923,942
535,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	535,000	543,453
745,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	4.00	745,000	797,530
1,400,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,400,000	1,405,432
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2047	4.00	1,000,000	1,073,190
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	1,031,620
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2035	5.13	1,929,003	2,020,643
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE (Step to 4.60% on 12/1/2021)(b)	12/1/2037	0.00	1,355,606	1,561,920
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,019,700
300,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	300,000	320,133
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	739,924	795,473
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2049	5.00	782,471	793,658
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(d)	7/1/2036	5.13	986,112	1,089,950
750,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE	7/1/2042	6.30	774,999	814,013
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,515,405	2,707,000
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,051,933	1,165,380
31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont'd):
900,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(d)	12/1/2026	5.25	$900,000	964,215
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,884	10,045
1,370,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(d)	6/15/2035	5.38	1,461,466	1,506,890
750,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(d)	6/15/2037	4.75	736,772	772,770
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	556,020	582,570
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(g)	9/1/2031	0.00	1,325,321	1,249,447
725,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	717,740	774,510
1,500,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	1,531,175	1,557,675
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,009,598	2,041,100
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,051,880
200,000	PUBLIC FIN AUTH WI CCRC REVENUE(d)	6/1/2020	7.00	199,680	205,610
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE(d)	6/1/2046	8.25	1,538,716	1,656,645
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2046	0.00	906	583
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2047	0.00	980	642
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2048	0.00	943	624
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2049	0.00	919	615
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2050	0.00	888	600
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2051	0.00	947	647
451,406	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(e)(f)	7/1/2051	3.75	449,050	405,218
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2052	0.00	949	656
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2053	0.00	921	643
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2054	0.00	898	633
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2055	0.00	870	621
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2056	0.00	845	609
97,028	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)	7/1/2056	5.50	96,856	94,155
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2057	0.00	1,621	610
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2058	0.00	808	596
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2059	0.00	790	588
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2060	0.00	773	581
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2061	0.00	752	570
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2062	0.00	736	562
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2063	0.00	716	551
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2064	0.00	701	544
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2065	0.00	686	537
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2066	0.00	675	532
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(g)	1/1/2067	0.00	8,340	6,847
535,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	537,546	572,279
1,250,000	PUBLIC FIN AUTH WI REVENUE(d)	11/1/2028	6.25	1,250,000	1,409,012
32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont'd):
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	$600,000	634,794
1,000,000	PUBLIC FIN AUTH WI REVENUE(d)	1/1/2033	6.13	988,748	1,061,520
341,645	PUBLIC FIN AUTH WI REVENUE(g)	10/1/2042	0.00	377,090	66,292
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	534,226	525,032
450,000	PUBLIC FIN AUTH WI REVENUE(d)	12/1/2048	5.50	450,000	443,610
1,265,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(d)	11/15/2024	5.00	1,263,431	1,328,073
520,000	PUBLIC FIN AUTH WIS ED REV(d)	6/15/2049	5.00	527,363	551,221
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,574,565
930,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	930,000	1,020,526
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,561	889,065
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	997,695	1,318,130
750,000	REEF-SUNSET CA UNIF SCH DIST (Step to 4.85% on 8/1/2021)(b)	8/1/2038	0.00	686,919	788,805
665,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	662,492	683,899
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	775,403
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,012,828	1,194,230
1,000,000	ROCHESTER MN	9/1/2038	5.13	1,000,000	1,046,560
500,000	ROWLEY MA	5/1/2027	4.00	500,000	501,070
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,591,042	1,737,150
425,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	425,000	246,500
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(e)	6/1/2039	2.00	350,000	323,680
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	759,120	794,333
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	758,348	823,163
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	524,395
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,496,544	1,663,740
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,029,651	1,125,490
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	504,657	539,260
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,008,842	1,140,880
1,000,000	SCOTTS BLUFF CNTY NE HOSP AUTH	2/1/2037	5.25	1,043,814	1,120,430
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	778,114	874,597
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	490,622	525,930
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,965	375
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	1,563
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	6.00	-	1
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	533,060	541,076
180,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	176,800	196,533
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	508,705	539,775
200,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	198,449	200,110
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,040,000	1,127,610
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,444,297	1,648,570
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	513,160
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	972,196	1,036,020
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	526,210
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	972,213	1,032,080
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	91,224
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,052,175	1,101,200
33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont'd):
2,320,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	$2,318,121	2,867,140
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,484,176	1,591,140
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,147,896	1,237,995
500,000	TALLMAN GULCH MET DIST CO	12/1/2047	5.25	500,000	514,805
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,045,407	1,102,810
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE(c)	11/15/2022	5.50	1,000,000	700,000
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	750,000	752,115
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2035	5.00	771,885	788,655
1,485,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2037	6.63	1,506,710	1,722,897
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	777,935	838,882
500,000	TEMPE AZ INDL DEV AUTH REVENUE(d)	10/1/2024	4.70	498,871	512,725
500,000	TEMPE AZ INDL DEV AUTH REVENUE(d)	10/1/2037	6.00	502,789	577,115
795,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	801,299	810,232
985,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	985,000	1,051,970
985,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	985,000	1,055,368
2,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2044	4.00	2,014,602	2,177,980
990,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	990,000	1,056,310
1,975,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	4.05	1,975,000	2,114,237
2,250,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2049	2.95	2,250,000	2,239,920
510,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	510,000	535,826
1,000,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2050	4.00	1,025,230	1,082,270
2,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	2,048,273	2,131,660
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	1,018,849	1,089,660
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,056,940	1,065,140
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	704,854	771,253
500,000	TOLOMATO FL CDD	5/1/2037	4.25	500,000	511,475
50,000	TOLOMATO FL CDD (Step to 6.61% on 5/1/2022)(b)	5/1/2040	0.00	47,101	43,001
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(b)	5/1/2040	0.00	80,942	80,736
185,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2021)(b)	5/1/2040	0.00	162,618	157,729
1,500,000	TOLOMATO FL CDD	5/1/2040	3.75	1,441,582	1,602,675
125,000	TOLOMATO FL CDD(c)	5/1/2040	6.61	-	1
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(b)	8/1/2041	0.00	663,830	1,000,180
600,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2046	7.13	625,620	641,994
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	752,990
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,662	551,100
1,250,000	TUSTIN CA UNIF SCH DIST	8/1/2028	6.00	1,245,639	1,360,200
485,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	480,649	502,416
750,000	UPPER IL RIVER VLY DEV AUTH(d)	12/1/2022	4.00	745,585	756,255
750,000	UPPER IL RIVER VLY DEV AUTH(d)	12/1/2037	5.25	767,030	809,805
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(d)	7/15/2033	4.65	989,923	1,018,800
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,000,000	1,002,910
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(d)	4/15/2045	6.00	1,004,847	1,010,800
110,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	110,000	110,933
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	481,862	497,492
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	983,216	1,076,040
34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont'd):
500,000	VELOCITY MET DIST #3 CO	12/1/2039	5.38	$500,000	533,615
680,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	677,401	729,144
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,060,920
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,634,715
1,170,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,162,981	1,250,250
530,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2025	6.00	532,529	574,849
1,000,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2031	5.00	1,001,464	1,131,790
750,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2031	5.00	794,232	828,900
675,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2035	5.75	675,000	697,424
600,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2036	5.00	632,257	651,762
500,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2038	5.00	541,866	567,520
1,000,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2044	5.00	1,091,540	1,094,040
955,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2047	4.00	1,008,485	1,004,670
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	4,001
105,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	104,240	105,792
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,597,605
450,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2047	4.13	450,000	468,041
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,644,312	1,780,965
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	565,409	588,192
685,000	WESTMONT IL PARK DIST(g)	12/1/2031	0.00	336,052	386,326
685,000	WESTMONT IL PARK DIST(g)	12/1/2033	0.00	292,822	337,842
1,500,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,500,064	1,501,830
700,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	712,138	764,932
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,083,063	1,127,440
740,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	736,079	798,519
630,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	631,733	650,620
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,388,499	1,495,858
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	733,343	758,625
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2040	5.00	515,533	527,455
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,060,259	2,177,100
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,440,912	1,471,596
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,962,961	2,143,420
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	531,800
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,060,500
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2042	3.90	1,004,187	1,065,420
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH	5/1/2055	4.15	1,500,000	1,605,090
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	929,084	1,028,640
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,252	805,155
810,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	3.90	810,000	864,602
1,645,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,645,000	1,692,705
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	294,784
	Sub-total Municipal Bonds:			491,274,153	521,349,554	90.97%
35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:
20,246,489	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.85%(i)			$20,246,489	20,246,489
	Sub-total Short-Term Investments:			20,246,489	20,246,489	3.53%
	Grand total			$540,161,720	571,934,022	99.79%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	For step bonds, the coupon rate disclosed is the current rate in effect.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(e)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(f)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(g)	Zero coupon bond.
(h)	Restricted security that has been deemed illiquid. At September 30, 2019, the value of these restricted illiquid securities amounted to $3,587,846 or 0.63% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION DATE	ACQUISITION COST
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 7.25%, 5/15/26	12/16/13	$ 750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 8.13%, 5/15/44	6/27/17-4/12/18	1,961,290
KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE, 5.75%, 11/15/36	12/18/15	1,300,000

(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2018, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $4,274,380 with net purchases of $15,972,109 for the nine months ended September 30, 2019.
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:
Geographical Diversification	Percent
Florida	10.70%
Illinois	10.59
California	8.41
Texas	6.41
New York	5.25
Colorado	4.66
Pennsylvania	4.15
Georgia	3.96
Wisconsin	3.93
Indiana	3.38
Other	38.56
100.00%

36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
At September 30, 2019, the Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	74	$(9,643,125)	Short	12/19	$81,852
U.S. Treasury Long Bond	30	(4,869,375)	Short	12/19	56,484
5-Year U.S. Treasury Note	61	(7,268,055)	Short	12/19	44,127
					$182,463
Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2019.
37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, “Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for the period ended September 30, 2019.
	Tax-Exempt Bond Fund (a)
	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$30,337,979	$—	$—	$30,337,979
Municipal Bonds
Airports	—	2,772,570	—	2,772,570
Development	—	44,723,295	—	44,723,295
Education	—	39,853,588	—	39,853,588
Facilities	—	2,779,024	—	2,779,024
General	—	47,476,297	—	47,476,297
General Obligations	—	21,043,016	—	21,043,016
Higher Education	—	17,297,792	—	17,297,792
Housing	—	23,501,532	—	23,501,532
Medical	—	27,362,191	—	27,362,191
Mello-Roos	—	703,926	—	703,926
Multifamily Housing	—	45,155,055	—	45,155,055
Nursing Home	—	75,639,684	—	75,639,684
Power	—	3,899,980	—	3,899,980
School District	—	34,347,192	—	34,347,192
Single Family Housing	—	117,963,242	—	117,963,242
Student Loan	—	578,849	—	578,849
Tobacco Settlement	—	1,491,576	—	1,491,576
Transportation	—	7,483,683	—	7,483,683
Water	—	7,277,062	—	7,277,062
Short Term Investments	20,246,489	—	—	20,246,489
Total Assets	$50,584,468	$521,349,554	$—	$571,934,022
For the Clearwater Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures contracts	$182,463	$—	$—	$182,463
38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2019 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
275,180	ADAIRS LTD.	$331,893	352,892
79,351	AFTERPAY TOUCH GROUP LTD.(b)	1,755,206	1,921,124
102,780	ALLIANCE AVIATION SERVICES LTD.	167,434	159,554
23,329	ALUMINA LTD.	18,929	37,318
41,047	APA GROUP	230,317	317,496
2,724	ARISTOCRAT LEISURE LTD.	41,431	56,260
2,554	ASX LTD.	51,631	139,750
33,277	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	459,190	640,568
155,819	AVENTUS GROUP	289,289	278,701
10,595	BANK OF QUEENSLAND LTD.	66,090	70,939
250,708	BEACH ENERGY LTD.	466,720	428,115
179,910	BGP HOLDINGS PLC(b)(c)	-	-
11,117	BHP GROUP LTD.	128,168	275,526
17,400	BRAMBLES LTD.	64,294	133,883
49,542	CEDAR WOODS PROPERTIES LTD.	234,956	232,062
7,457	COCA-COLA AMATIL LTD.	47,691	53,603
971	COCHLEAR LTD.	35,893	136,417
19,339	COLES GROUP LTD.	154,507	201,014
20,406	COMMONWEALTH BANK OF AUSTRALIA	787,834	1,113,274
42,437	CSL LTD.	2,788,771	6,693,549
14,184	DEXUS	62,970	114,212
97,180	FORTESCUE METALS GROUP LTD.	212,026	577,206
18,737	GOODMAN GROUP	48,414	179,328
17,655	HARVEY NORMAN HOLDINGS LTD.	46,984	53,981
191,776	HT&E LTD.	241,003	239,463
18,683	INCITEC PIVOT LTD.	30,152	42,748
46,677	INSURANCE AUSTRALIA GROUP LTD.	120,292	248,887
12,403	LENDLEASE GROUP	80,469	147,002
7,617	MACQUARIE GROUP LTD.	165,840	673,895
25,670	MINERAL RESOURCES LTD.	246,214	231,821
265,148	NANOSONICS LTD.(b)	1,140,685	1,129,248
21,604	NATIONAL AUSTRALIA BANK LTD.	339,956	433,074
185,584	NEW HOPE CORP. LTD.	317,284	275,572
10,055	NEWCREST MINING LTD.	111,010	235,835
11,934	ORIGIN ENERGY LTD.	57,430	64,197
16,330	ORORA LTD.	16,762	31,853
416	PERPETUAL LTD.	7,027	10,512
92,392	QANTAS AIRWAYS LTD.	401,744	392,244
2,468	RAMSAY HEALTH CARE LTD.	49,765	108,059
20,500	SANTOS LTD.	45,732	106,956
51,054	SCENTRE GROUP	112,650	135,423
5,884	SEEK LTD.	49,598	85,266
9,824	SONIC HEALTHCARE LTD.	79,849	185,991
101,955	SOUTH32 LTD.	70,421	180,294
43,370	STOCKLAND	115,690	133,190
59,531	SUPER RETAIL GROUP LTD.	404,224	398,590
9,837	SYDNEY AIRPORT	33,263	53,315
15,554	TABCORP HOLDINGS LTD.	31,536	50,916
30,431	TELSTRA CORP. LTD.	66,394	72,093
13,099	TRANSURBAN GROUP	79,000	129,877
12,264	TREASURY WINE ESTATES LTD.	49,093	153,715
33,315	VICINITY CENTRES	46,791	57,789
4,676	WASHINGTON H. SOUL PATTINSON & CO. LTD.	66,506	66,372
9,847	WESFARMERS LTD.	239,645	264,520
78,500	WESTPAC BANKING CORP.	1,161,598	1,570,433
2,163	WOOLWORTHS GROUP LTD.	49,401	54,426
5,244	WORLEYPARSONS LTD.	41,881	46,048
436,398	ZIP CO. LTD.(b)	1,080,151	1,369,643
		15,639,694	23,546,039	3.90%
Austria:
1,388	ANDRITZ A.G.	48,521	56,732
8,998	BAWAG GROUP A.G.(b)(d)	357,978	354,242
3,566	ERSTE GROUP BANK A.G.(b)	63,769	117,924
93	IMMOFINANZ A.G.(b)	-	2,590
313	STRABAG S.E. (BEARER)	5,505	10,047
34,691	TELEKOM AUSTRIA A.G.(b)	259,973	252,202
40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Austria (Cont'd):
631	UBM DEVELOPMENT A.G.	$28,972	28,955
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	567,730
2,012	VOESTALPINE A.G.	45,304	46,228
13,496	WIENERBERGER A.G.	337,601	328,621
		1,743,542	1,765,271	0.29%
Belgium:
7,120	AGEAS	106,907	394,851
13,180	ANHEUSER-BUSCH INBEV S.A./N.V.	452,184	1,255,836
23,090	GROUPE BRUXELLES LAMBERT S.A.	2,015,631	2,217,208
10,697	KBC GROUP N.V.	464,860	695,121
21,394	ONTEX GROUP N.V.	501,601	384,987
2,190	PROXIMUS SADP	49,577	65,046
1,091	UCB S.A.	54,623	79,196
1,545	UMICORE S.A.	45,694	58,316
		3,691,077	5,150,561	0.85%
Brazil:
164,900	GRUPO SBF S.A.(b)	824,071	895,749
85,700	NOTRE DAME INTERMEDICA PARTICIPACOES S.A.	1,172,732	1,118,961
		1,996,803	2,014,710	0.33%
Canada:
2,489	AGNICO EAGLE MINES LTD.	77,836	133,388
9,634	ALIMENTATION COUCHE-TARD, INC., CLASS B	138,408	295,234
31,523	ALTAGAS LTD.	346,931	462,786
1,550	BANK OF MONTREAL	72,773	114,163
9,893	BANK OF NOVA SCOTIA (THE)	435,296	561,911
40,918	BARRICK GOLD CORP.	384,639	707,884
49,653	BOMBARDIER, INC., CLASS B(b)	48,169	67,086
17,842	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	164,184	947,416
11,000	BRP, INC. (SUB VOTING)	430,510	428,011
75,440	CAE, INC.	1,709,693	1,916,678
6,639	CANADIAN IMPERIAL BANK OF COMMERCE	268,953	547,767
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,436,122
12,304	CANADIAN NATURAL RESOURCES LTD.	244,423	327,370
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	801,358
21,134	CANADIAN PACIFIC RAILWAY LTD. (NEW YORK EXCHANGE)	2,737,906	4,701,470
6,144	CANADIAN TIRE CORP. LTD., CLASS A	632,301	689,458
1,449	CANADIAN UTILITIES LTD., CLASS A	34,882	42,709
710	CANADIAN WESTERN BANK	17,878	17,836
13,500	CARGOJET, INC.	1,013,682	959,067
1,570	CCL INDUSTRIES, INC., CLASS B	45,979	63,329
16,298	CENOVUS ENERGY, INC.	138,777	152,911
45,100	CENTERRA GOLD, INC.(b)	366,388	383,308
6,978	CGI, INC.(b)	55,128	551,772
167	CONSTELLATION SOFTWARE, INC.	49,226	166,786
52,400	CORUS ENTERTAINMENT, INC., CLASS B	212,483	209,228
29,300	DESCARTES SYSTEMS GROUP (THE), INC.(b)	1,157,640	1,182,748
56,217	DOLLARAMA, INC.	2,132,424	2,012,584
25,600	DOREL INDUSTRIES, INC., CLASS B	175,448	175,646
49,655	ECN CAPITAL CORP.	166,380	171,282
39,600	ENERPLUS CORP.	318,702	295,016
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	93,010
17,300	FIRSTSERVICE CORP.	1,775,155	1,773,679
6,289	FORTIS, INC.	195,157	265,877
2,389	FRANCO-NEVADA CORP.	109,265	217,685
6,104	GILDAN ACTIVEWEAR, INC.	33,435	216,636
19,500	IA FINANCIAL CORP., INC.	882,358	887,387
95,627	IMPERIAL OIL LTD.	3,237,697	2,490,192
3,057	INTER PIPELINE LTD.	44,071	53,648
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	3,933
1,988	KEYERA CORP.	40,155	48,273
13,100	KINAXIS, INC.(b)	826,112	852,536
33,281	KINROSS GOLD CORP.(b)	62,810	153,236
85,700	LEAGOLD MINING CORP.(b)	177,524	165,598
2,077	LOBLAW COS. LTD.	71,240	118,301
41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
9,476	MAGNA INTERNATIONAL, INC.	$61,549	505,110
31,473	MANULIFE FINANCIAL CORP.	380,571	577,268
2,029	METHANEX CORP.	37,552	71,996
3,000	METRO, INC.	54,328	132,083
18,700	NFI GROUP, INC.	423,076	396,908
25,200	NORTH AMERICAN PALLADIUM LTD.	311,704	337,623
13,432	NUTRIEN LTD.	376,707	669,141
2,600	ONEX CORP.	105,376	161,179
6,564	OPEN TEXT CORP.	72,477	267,742
23,139	PEMBINA PIPELINE CORP.	537,455	857,725
23,400	PIZZA PIZZA ROYALTY CORP.	181,786	181,393
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	261,728
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	107,665
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	455,609
27,066	ROYAL BANK OF CANADA	909,444	2,195,557
4,800	SAPUTO, INC.	103,951	147,531
40,500	SEVEN GENERATIONS ENERGY LTD., CLASS A(b)	277,351	257,395
6,379	SHAW COMMUNICATIONS, INC., CLASS B	97,657	125,331
774	SHOPIFY, INC., CLASS A(b)	188,916	240,873
15,234	SHOPIFY, INC., CLASS A (NEW YORK EXCHANGE)(b)	1,908,758	4,747,828
11,810	SUN LIFE FINANCIAL, INC.	235,812	528,078
18,690	SUNCOR ENERGY, INC.	425,552	589,542
6,418	TC ENERGY CORP.	266,956	332,320
19,201	TECK RESOURCES LTD., CLASS B	97,101	311,309
4,548	TELUS CORP.	59,716	161,858
10,700	TFI INTERNATIONAL, INC.	328,109	327,578
8,041	THOMSON REUTERS CORP.	206,631	537,442
30,016	TORONTO-DOMINION BANK (THE)	557,894	1,750,188
104	TRISURA GROUP LTD.(b)	490	2,346
16,800	WAJAX CORP.	206,860	204,413
20,600	WESTSHORE TERMINALS INVESTMENT CORP.	319,282	317,976
6,930	WHEATON PRECIOUS METALS CORP.	108,261	181,717
25,967	YAMANA GOLD, INC.	47,753	82,320
		30,790,802	45,887,087	7.60%
Chile:
5,893,187	ENEL CHILE S.A.	532,931	509,425
		532,931	509,425	0.08%
China:
290,000	AGILE GROUP HOLDINGS LTD.	352,847	352,246
225,500	ASIA CEMENT CHINA HOLDINGS CORP.	293,280	271,600
25,807	BAIDU, INC. ADR(b)(e)	3,570,058	2,651,927
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	158,189
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	485,163
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	326,710
112,957	HANGZHOU TIGERMED CONSULTING CO. LTD., CLASS A	977,899	981,870
91,355	TENCENT HOLDINGS LTD.	1,310,726	3,848,759
302,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	271,689	261,245
		7,756,718	9,337,709	1.55%
Czech Republic:
701	PHILIP MORRIS CR A.S.	402,293	404,660
		402,293	404,660	0.07%
Denmark:
46	AP MOLLER - MAERSK A/S, CLASS A	41,214	49,089
65	AP MOLLER - MAERSK A/S, CLASS B	56,058	73,503
1,695	CARLSBERG A/S, CLASS B	101,602	250,540
25,332	CHR HANSEN HOLDING A/S	1,029,359	2,150,092
1,500	COLOPLAST A/S, CLASS B	27,666	180,658
12,200	DANSKE BANK A/S	119,186	169,875
3,896	DEMANT A/S(b)	70,444	99,790
56,030	DSV A/S	4,815,544	5,331,478
200	FLSMIDTH & CO. A/S	6,013	8,707
808	GENMAB A/S(b)	101,229	164,019
21,785	NOVO NORDISK A/S, CLASS B	271,361	1,119,948
2,500	NOVOZYMES A/S, CLASS B	39,158	105,110
864	ORSTED A/S(d)	68,168	80,296
8,024	PANDORA A/S	255,675	322,017
42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Denmark (Cont'd):
4,599	RINGKJOEBING LANDBOBANK A/S	$289,425	288,698
10,525	SIMCORP A/S	970,856	924,209
2,699	SOLAR A/S, CLASS B	116,641	113,477
3,250	TOPDANMARK A/S	33,362	156,855
3,244	VESTAS WIND SYSTEMS A/S	150,564	251,850
		8,563,525	11,840,211	1.96%
Finland:
23,294	CRAMO OYJ	240,704	249,323
2,770	ELISA OYJ	86,574	142,806
1,396	KESKO OYJ, CLASS B	30,705	88,190
4,902	KONE OYJ, CLASS B	86,493	279,115
21,225	NESTE OYJ	67,704	702,585
61,900	NOKIA OYJ	217,571	313,726
2,240	NOKIAN RENKAAT OYJ	31,307	63,186
169	NORDEA BANK ABP(b)	1,068	1,198
1,960	ORION OYJ, CLASS B	49,561	73,104
1,554	SAMPO OYJ, CLASS A	51,771	61,789
24,493	SANOMA OYJ	271,642	273,369
17,680	STORA ENSO OYJ (REGISTERED)	95,532	213,033
11,934	UPM-KYMMENE OYJ	99,929	352,762
1,849	VALMET OYJ	14,443	35,893
7,056	WARTSILA OYJ ABP	56,960	79,022
		1,401,964	2,929,101	0.48%
France:
1,275	ACCOR S.A.	29,826	53,156
3,443	AEROPORTS DE PARIS	334,974	612,440
10,877	AIRBUS S.E.	357,319	1,413,162
5,292	ARKEMA S.A.	464,611	493,281
30,343	AXA S.A.	403,058	774,885
6,665	BNP PARIBAS S.A.	275,249	324,506
16,698	BOLLORE S.A.	52,911	69,196
1,643	BOUYGUES S.A.	53,256	65,811
3,068	CAPGEMINI S.E.	111,959	361,483
1,844	CASINO GUICHARD PERRACHON S.A.(f)	69,882	88,012
2,383	CIE DE SAINT-GOBAIN	76,214	93,505
5,399	CIE DES ALPES	143,643	150,647
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	180,725	379,923
12,397	CIE PLASTIC OMNIUM S.A.	365,091	339,965
37,390	COFACE S.A.	449,179	424,649
397	COVIVIO	33,912	42,016
26,672	CREDIT AGRICOLE S.A.	259,530	323,853
9,359	DANONE S.A.	473,663	824,432
1,781	EDENRED	26,435	85,471
40,882	ENGIE S.A.	519,910	667,499
15,893	ESSILORLUXOTTICA S.A.	1,815,129	2,297,840
20,691	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	2,550,674	2,982,523
2,946	EURAZEO S.E.	77,882	219,150
107	EUROFINS SCIENTIFIC S.E.	45,000	49,729
1,185	FAURECIA S.A.	48,875	56,210
711	GECINA S.A.	76,359	111,748
9,468	GETLINK S.E.	72,457	142,205
553	ICADE	43,277	49,455
3,399	INFOTEL S.A.	145,404	135,594
7,198	KAUFMAN & BROAD S.A.	285,637	286,673
1,026	KERING S.A.	174,510	522,856
2,335	KLEPIERRE S.A.	57,367	79,303
4,882	LEGRAND S.A.	111,114	348,428
6,266	L'OREAL S.A.	661,338	1,754,531
15,573	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,305,540	6,189,494
14,296	MERSEN S.A.	465,081	445,643
15,891	NATIXIS S.A.	54,403	65,904
8,798	NEXITY S.A.	431,993	418,864
34,547	ORANGE S.A.	375,705	542,037
21,791	PERNOD RICARD S.A.	3,358,181	3,880,930
12,969	PEUGEOT S.A.	78,174	323,422
4,895	RENAULT S.A.	144,347	280,957
2,982	SAFRAN S.A.	175,546	469,496
43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
18,127	SANOFI	$1,024,712	1,680,575
278	SCHNEIDER ELECTRIC S.E.	8,838	24,313
7,138	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	267,356	626,295
1,813	SCOR S.E.	36,441	74,874
18,127	SOCIETE GENERALE S.A.	457,225	496,704
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	99,584
26,477	SODEXO S.A.	2,414,908	2,972,437
3,361	SUEZ	45,101	52,843
1,413	THALES S.A.	81,763	162,481
2,260	TOTAL S.A.	106,175	117,955
30,503	UBISOFT ENTERTAINMENT S.A.(b)	2,772,337	2,205,589
1,022	UNIBAIL-RODAMCO-WESTFIELD	120,405	148,988
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	346,590
5,698	VICAT S.A.	265,667	247,179
7,810	VINCI S.A.	316,569	841,206
85,664	VIVENDI S.A.	1,723,260	2,351,044
1,345	WENDEL S.A.	91,561	185,593
		28,221,367	41,875,134	6.94%
Georgia:
21,875	BANK OF GEORGIA GROUP PLC	355,261	359,336
		355,261	359,336	0.06%
Germany:
18,757	ADIDAS A.G.	2,946,390	5,839,884
8,277	ALLIANZ S.E. (REGISTERED)	727,077	1,929,251
6,098	AURUBIS A.G.	286,000	271,776
1,267	AXEL SPRINGER S.E.(b)	68,418	87,001
13,539	BASF S.E.	488,452	946,208
12,571	BAYER A.G. (REGISTERED)	658,242	886,367
2,206	BEIERSDORF A.G.	146,950	260,159
1,188	BRENNTAG A.G.	43,546	57,492
1,082	CONTINENTAL A.G.	67,835	138,807
13,593	DAIMLER A.G. (REGISTERED)	458,787	675,892
24,618	DELIVERY HERO S.E.(b)(d)	1,160,687	1,093,688
4,525	DEUTSCHE BOERSE A.G.	273,151	707,252
15,996	DEUTSCHE EUROSHOP A.G.	435,440	451,214
2,487	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	29,539	39,522
37,890	DEUTSCHE PFANDBRIEFBANK A.G.(d)	469,871	462,127
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	595,482
42,716	DEUTSCHE TELEKOM A.G. (REGISTERED)	561,004	716,719
3,463	DEUTSCHE WOHNEN S.E.	80,362	126,408
9,361	E.ON S.E.	70,499	91,001
50,911	EVOTEC S.E.(b)	1,164,048	1,133,115
44,964	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	3,513,082	3,023,825
6,867	FRESENIUS S.E. & CO. KGAA	150,261	321,056
1,723	GEA GROUP A.G.	45,727	46,518
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	443,385
2,246	HANNOVER RUECK S.E.	94,321	379,689
3,952	HEIDELBERGCEMENT A.G.	143,515	285,672
15,915	HELLA GMBH & CO. KGAA	721,220	711,556
671	HENKEL A.G. & CO. KGAA	49,267	61,434
2,600	HOCHTIEF A.G.	108,936	296,423
21,437	INFINEON TECHNOLOGIES A.G.	117,250	385,807
20,921	ISRA VISION A.G.	913,123	878,366
6,898	JOST WERKE A.G.(d)	220,852	198,112
877	LANXESS A.G.	49,066	53,530
2,050	MERCK KGAA	86,079	230,925
2,757	METRO A.G.	44,306	43,512
206	MTU AERO ENGINES A.G.	46,193	54,740
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	799,809
14,525	NEMETSCHEK S.E.	765,120	741,232
2,170	OSRAM LICHT A.G.(f)	64,123	95,435
19,095	PROSIEBENSAT.1 MEDIA S.E.	286,490	263,071
5,998	PUBLITY A.G.	216,077	199,067
3,999	RHEINMETALL A.G.	520,402	505,828
33,035	RIB SOFTWARE S.E.	779,624	766,218
44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
3,608	RWE A.G.	$78,041	112,825
17,103	SAP S.E.	683,559	2,011,036
13,106	SIEMENS A.G. (REGISTERED)	795,701	1,403,490
6,314	THYSSENKRUPP A.G.	74,443	87,435
3,953	TUI A.G. - CDI	29,395	45,951
4,249	UNIPER S.E.	47,803	139,353
404	VOLKSWAGEN A.G.	40,235	69,442
2,682	VONOVIA S.E.	98,410	136,077
1,746	WIRECARD A.G.	227,274	279,273
1,182	ZALANDO S.E.(b)(d)	46,492	53,955
		22,229,670	31,633,412	5.24%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	92,939
		54,075	92,939	0.02%
Hong Kong:
638,800	AIA GROUP LTD.	3,518,736	6,035,334
436,000	AUSNUTRIA DAIRY CORP. LTD.(b)	627,827	569,636
181,500	BOC HONG KONG HOLDINGS LTD.	447,601	615,984
720,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	272,186	261,812
56,044	CK ASSET HOLDINGS LTD.	165,366	379,695
44,544	CK HUTCHISON HOLDINGS LTD.	263,473	393,284
10,000	CK INFRASTRUCTURE HOLDINGS LTD.	46,496	67,303
34,500	CLP HOLDINGS LTD.	236,618	362,488
722,000	FIRST PACIFIC CO. LTD.	288,855	276,357
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	111,959
15,300	HANG SENG BANK LTD.	183,683	329,905
25,331	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	117,966
113,364	HONG KONG & CHINA GAS CO. LTD.	169,115	221,009
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	346,275
40,500	LINK REIT	84,196	446,716
30,500	MTR CORP. LTD.	88,703	171,224
43,500	NWS HOLDINGS LTD.	52,824	67,378
190,000	PCCW LTD.	77,805	106,664
392,000	PERFECT SHAPE MEDICAL LTD.	140,251	134,539
9,000	POWER ASSETS HOLDINGS LTD.	49,958	60,458
133,000	SHENZHEN INTERNATIONAL HOLDINGS LTD.	256,636	255,557
25,400	SINO LAND CO. LTD.	27,790	38,176
8,000	SUN HUNG KAI PROPERTIES LTD.	65,036	115,136
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	176,844
7,000	TECHTRONIC INDUSTRIES CO. LTD.	44,938	48,720
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	315,399
469,800	VALUETRONICS HOLDINGS LTD.	216,550	210,741
196,000	VITASOY INTERNATIONAL HOLDINGS LTD.	902,434	793,983
83,500	WH GROUP LTD.(d)	45,547	74,789
19,000	WHEELOCK & CO. LTD.	30,489	108,240
232,000	XINYI GLASS HOLDINGS LTD.	260,215	255,452
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	41,052
		9,361,983	13,510,075	2.24%
India:
397,373	BHARTI INFRATEL LTD.	1,811,864	1,442,724
171,924	HCL TECHNOLOGIES LTD.	2,156,109	2,621,479
70,864	HDFC BANK LTD. ADR(e)	2,199,524	4,042,791
144,552	SYNGENE INTERNATIONAL LTD.(d)	641,639	632,413
		6,809,136	8,739,407	1.45%
Ireland:
26,467	ACCENTURE PLC, CLASS A	3,151,523	5,090,928
1,332	AERCAP HOLDINGS N.V.(b)	56,808	72,927
87,692	CRH PLC	2,612,159	3,019,369
65,382	DALATA HOTEL GROUP PLC	368,686	349,189
164,390	EXPERIAN PLC	2,938,853	5,253,248
618	FLUTTER ENTERTAINMENT PLC	48,168	57,767
13,580	ICON PLC(b)	937,162	2,000,877
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,224	195,864
3,255	KERRY GROUP PLC, CLASS A	222,800	380,678
45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Ireland (Cont'd):
63,046	KEYWORDS STUDIOS PLC	$1,072,035	889,134
		11,513,418	17,309,981	2.87%
Isle of Man:
8,622	GVC HOLDINGS PLC	66,376	78,809
		66,376	78,809	0.01%
Israel:
1,123	AZRIELI GROUP LTD.	65,459	88,192
21,007	BANK HAPOALIM B.M.(b)	79,922	165,578
2,094	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	161,340	229,293
9,364	CYBERARK SOFTWARE LTD.(b)	967,959	934,715
338	ELBIT SYSTEMS LTD.	43,582	56,005
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	146,641
2,937	NICE LTD.(b)	148,741	431,732
8,756	WIX.COM LTD.(b)	1,102,322	1,022,175
		2,620,460	3,074,331	0.51%
Italy:
53,386	AMPLIFON S.P.A.	1,334,050	1,309,232
25,746	ASSICURAZIONI GENERALI S.P.A.	314,339	498,940
2,238	ATLANTIA S.P.A.	39,082	54,128
10,697	AVIO S.P.A.	142,834	138,744
25,272	BANCA MEDIOLANUM S.P.A.	87,322	189,787
11,397	EL.EN. S.P.A.	291,927	297,387
85,116	ENEL S.P.A.	300,516	635,582
1,022	FERRARI N.V.	7,568	157,480
1,211	FERRARI N.V.	46,128	186,836
38,594	INTERPUMP GROUP S.P.A.	548,535	1,219,900
177,988	INTESA SANPAOLO S.P.A.	355,804	422,043
173,553	IREN S.P.A.	474,559	506,203
10,070	LEONARDO S.P.A.	50,331	118,429
10,830	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	90,763	118,278
8,642	PIRELLI & C S.P.A.(d)	45,916	51,128
3,764	PRYSMIAN S.P.A.	70,326	80,821
695	RIZZOLI CORRIERE DELLA SERA MEDIAGROUP S.P.A.	460	719
76,191	SNAM S.P.A.	276,534	384,828
49,687	SOCIETA CATTOLICA DI ASSICURAZIONI S.C.	431,869	422,690
99,406	TELECOM ITALIA S.P.A. (RSP)	46,425	54,347
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	222,610
71,681	UNIPOL GRUPPO S.P.A.	376,844	381,737
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	253,262
		5,616,326	7,705,111	1.28%
Japan:
1,400	ABC-MART, INC.	51,583	88,953
30,600	ADEKA CORP.	390,224	379,228
4,700	AEON CO. LTD.	52,433	86,089
4,800	AEON FINANCIAL SERVICE CO. LTD.	49,903	72,183
300	AEON REIT INVESTMENT CORP.	379,028	413,133
1,600	AGC, INC.	44,893	49,572
3,000	AISIN SEIKI CO. LTD.	57,864	94,197
15,000	AJINOMOTO CO., INC.	116,767	283,006
2,500	ALFRESA HOLDINGS CORP.	24,420	55,792
2,000	AMADA HOLDINGS CO. LTD.	10,582	21,531
1,400	ANA HOLDINGS, INC.	35,110	47,053
15,600	ARCS CO. LTD.	325,913	325,923
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	277,087
45,500	ASAHI INTECC CO. LTD.	1,121,786	1,193,836
31,000	ASAHI KASEI CORP.	147,138	305,054
22,100	ASAHI YUKIZAI CORP.	276,792	264,280
9,300	ASANUMA CORP.	324,412	330,284
37,000	ASTELLAS PHARMA, INC.	236,149	526,469
1,900	BANDAI NAMCO HOLDINGS, INC.	33,289	118,261
7,400	BANK OF KYOTO (THE) LTD.	250,528	289,156
13,800	BRIDGESTONE CORP.	205,726	534,004
18,700	BROTHER INDUSTRIES LTD.	287,805	338,286
48,400	BUNKA SHUTTER CO. LTD.	363,296	413,610
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	554,858
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	349,595
46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
7,900	CITIZEN WATCH CO. LTD.	$31,581	38,578
4,200	CREDIT SAISON CO. LTD.	45,547	56,285
3,800	DAI NIPPON PRINTING CO. LTD.	75,182	98,088
13,700	DAI-ICHI LIFE HOLDINGS, INC.	165,196	206,403
9,700	DAIICHI SANKYO CO. LTD.	150,922	610,394
4,500	DAIKIN INDUSTRIES LTD.	124,473	590,150
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	153,267
13,600	DAIWA HOUSE INDUSTRY CO. LTD.	194,625	440,986
38	DAIWA HOUSE REIT INVESTMENT CORP.	83,440	106,839
15,000	DAIWA SECURITIES GROUP, INC.	58,756	66,784
5,600	DAIWABO HOLDINGS CO. LTD.	223,879	232,028
8,200	DENSO CORP.	185,234	360,155
2,800	DENTSU, INC.	46,871	98,534
7,000	EAST JAPAN RAILWAY CO.	392,789	667,468
13,700	ECO'S CO. LTD.	210,388	213,372
3,400	EISAI CO. LTD.	112,861	172,665
17,900	ELEMATEC CORP.	175,861	164,390
7,200	FAMILYMART CO. LTD.	52,590	175,330
3,100	FANUC CORP.	243,447	583,158
1,300	FAST RETAILING CO. LTD.	188,734	772,005
97,300	FEED ONE CO. LTD.	148,765	145,781
37,700	FERROTEC HOLDINGS CORP.	322,172	293,232
34,200	FJ NEXT CO. LTD.	337,056	329,269
4,200	FUJI ELECTRIC CO. LTD.	51,969	128,379
10,400	FUJIBO HOLDINGS, INC.	287,084	289,517
8,800	FUJIFILM HOLDINGS CORP.	165,274	385,776
1,800	FUJITSU LTD.	64,886	144,083
2,200	FUKUOKA FINANCIAL GROUP, INC.	36,285	41,528
35,800	FURUNO ELECTRIC CO. LTD.	322,070	311,563
12,500	GMO PAYMENT GATEWAY, INC.	823,316	835,838
19,400	HAKUTO CO. LTD.	213,407	210,283
3,000	HAMAMATSU PHOTONICS K.K.	52,686	111,260
2,400	HANKYU HANSHIN HOLDINGS, INC.	57,098	92,449
21,600	HARMONIC DRIVE SYSTEMS, INC.	918,405	938,913
341	HIROSE ELECTRIC CO. LTD.	28,677	41,756
19,000	HITACHI LTD.	295,895	706,932
6,000	HITACHI METALS LTD.	45,940	64,703
10,100	HOKKAIDO GAS CO. LTD.	146,367	140,863
5,300	HOYA CORP.	112,594	432,284
5,700	HULIC CO. LTD.	48,487	58,252
3,700	IDEMITSU KOSAN CO. LTD.	96,779	104,541
14,500	INNOTECH CORP.	120,909	116,536
13,800	INTAGE HOLDINGS, INC.	121,039	119,206
817	INVINCIBLE INVESTMENT CORP.	474,221	503,990
18,200	ITOCHU CORP.	192,005	375,530
47,800	IWAKI & CO. LTD.	220,919	211,757
4,000	J FRONT RETAILING CO. LTD.	31,099	46,761
21,900	JACCS CO. LTD.	467,646	461,799
30,400	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.	458,316	430,450
39,800	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	977,135	1,032,867
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	109,993
80,300	JAPAN MATERIAL CO. LTD.	978,477	987,736
42,600	JAPAN POST BANK CO. LTD.	383,307	412,506
10	JAPAN REAL ESTATE INVESTMENT CORP.	49,036	67,052
6,600	JFE HOLDINGS, INC.	74,589	79,353
5,000	JTEKT CORP.	36,670	57,295
61,200	JXTG HOLDINGS, INC.	229,751	278,704
6,500	KAJIMA CORP.	44,950	85,184
12,300	KANEKA CORP.	387,968	382,793
2,100	KANSAI PAINT CO. LTD.	12,205	48,769
10,000	KAO CORP.	208,279	738,405
21,500	KAWASAKI HEAVY INDUSTRIES LTD.	463,080	475,635
29,862	KDDI CORP.	239,416	780,209
1,200	KEIO CORP.	36,571	74,691
2,500	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	102,775
7,462	KEYENCE CORP.	1,577,676	4,616,951
6,000	KIKKOMAN CORP.	52,867	286,335
47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
1,200	KINTETSU GROUP HOLDINGS CO. LTD.	$35,697	62,483
10,000	KIRIN HOLDINGS CO. LTD.	103,112	211,607
10,000	KIRINDO HOLDINGS CO. LTD.	194,672	195,052
67,600	KITZ CORP.	466,295	449,520
2,300	KONAMI HOLDINGS CORP.	50,313	111,038
54,400	KONICA MINOLTA, INC.	394,011	378,347
21,000	KUBOTA CORP.	129,773	317,452
4,100	KYOCERA CORP.	137,688	254,247
49,000	KYOSAN ELECTRIC MANUFACTURING CO. LTD.	177,172	166,770
5,000	KYOWA KIRIN CO. LTD.	54,616	97,017
24,000	LASERTEC CORP.	1,439,400	1,500,486
800	LAWSON, INC.	36,610	40,916
13,100	LINTEC CORP.	259,789	258,910
9,600	LIXIL GROUP CORP.	116,603	168,694
4,800	M3, INC.	51,468	115,511
2,000	MAKITA CORP.	51,356	62,890
32,000	MARUBENI CORP.	162,807	212,406
6,500	MARUI GROUP CO. LTD.	32,287	137,184
14,600	MATSUMOTOKIYOSHI HOLDINGS CO. LTD.	542,531	534,039
6,200	MAZDA MOTOR CORP.	47,297	55,019
2,400	MEIJI HOLDINGS CO. LTD.	38,749	174,909
31,800	MERCARI, INC.(b)	779,670	789,669
8,700	MINEBEA MITSUMI, INC.	84,406	137,671
597	MIRAI CORP.	328,940	353,921
11,900	MIRAIAL CO. LTD.	151,319	149,238
36,800	MITSUBISHI CHEMICAL HOLDINGS CORP.	149,792	262,101
17,500	MITSUBISHI CORP.	239,587	429,064
40,000	MITSUBISHI ELECTRIC CORP.	322,860	529,942
17,000	MITSUBISHI ESTATE CO. LTD.	203,338	327,658
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	113,360
2,500	MITSUBISHI HEAVY INDUSTRIES LTD.	81,279	97,850
104,100	MITSUBISHI UFJ FINANCIAL GROUP, INC.	488,734	527,986
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	155,820
15,300	MITSUI & CO. LTD.	155,208	250,177
7,400	MITSUI CHEMICALS, INC.	87,469	165,349
149,700	MIZUHO FINANCIAL GROUP, INC.	228,425	229,275
35,900	MONOTARO CO. LTD.	955,289	938,297
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	268,023
37,400	MUGEN ESTATE CO. LTD.	216,786	222,065
10,800	MURATA MANUFACTURING CO. LTD.	162,615	517,901
1,700	NABTESCO CORP.	45,449	52,592
20,200	NANTO BANK (THE) LTD.	470,557	471,909
3,000	NGK SPARK PLUG CO. LTD.	28,359	57,101
3,000	NH FOODS LTD.	72,315	120,555
16,700	NICHIAS CORP.	297,341	295,310
3,900	NIDEC CORP.	129,234	523,727
50,700	NIHON M&A CENTER, INC.	1,440,665	1,425,461
2,600	NINTENDO CO. LTD.	285,625	962,331
22	NIPPON BUILDING FUND, INC.	90,970	168,879
2,200	NIPPON ELECTRIC GLASS CO. LTD.	44,793	48,914
1,700	NIPPON EXPRESS CO. LTD.	60,747	86,631
26	NIPPON PROLOGIS REIT, INC.	54,492	71,201
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	724,820
5,000	NISSAN CHEMICAL CORP.	50,851	207,861
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	67,816
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	86,566
2,700	NITORI HOLDINGS CO. LTD.	87,310	394,793
3,200	NITTO DENKO CORP.	77,639	154,014
1,800	NITTO FUJI FLOUR MILLING CO. LTD.	111,060	112,037
67,300	NOMURA HOLDINGS, INC.	225,895	285,010
33,200	NOMURA REAL ESTATE HOLDINGS, INC.	679,160	716,659
46	NOMURA REAL ESTATE MASTER FUND, INC.	64,976	83,045
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	194,978
7,000	NSK LTD.	50,459	58,913
7,000	NTT DATA CORP.	36,520	90,247
23,800	NTT DOCOMO, INC.	362,981	605,978
12,000	OBAYASHI CORP.	48,665	119,417
48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
33,200	OLYMPUS CORP.	$211,415	447,068
1,100	OMRON CORP.	31,828	60,125
5,000	ONO PHARMACEUTICAL CO. LTD.	50,724	90,497
4,800	ORIENTAL LAND CO. LTD.	113,097	729,822
12,600	ORIX CORP.	150,758	187,733
7,300	OTSUKA HOLDINGS CO. LTD.	217,894	272,758
7,200	PAN PACIFIC INTERNATIONAL HOLDINGS CORP.	114,304	120,194
21,600	PANASONIC CORP.	140,855	174,918
14,700	PKSHA TECHNOLOGY, INC.(b)	614,103	636,264
19,000	RAKSUL, INC.(b)	640,017	627,329
85,000	RAKUS CO. LTD.	1,260,837	1,318,335
8,400	RAKUTEN, INC.	40,327	82,738
2,400	RECRUIT HOLDINGS CO. LTD.	60,342	72,938
10,300	RENESAS ELECTRONICS CORP.(b)	48,441	66,873
1,200	RINNAI CORP.	52,047	80,573
4,200	ROHM CO. LTD.	166,807	320,462
34,600	SANKI ENGINEERING CO. LTD.	423,298	409,600
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	225,794
13,720	SBI HOLDINGS, INC.	111,165	293,243
3,400	SECOM CO. LTD.	133,812	309,986
7,300	SEGA SAMMY HOLDINGS, INC.	68,324	102,082
49,400	SEIKITOKYU KOGYO CO. LTD.	333,527	333,064
3,300	SEIKO EPSON CORP.	46,990	46,391
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	201,147
6,000	SEKISUI HOUSE LTD.	44,394	117,919
29,200	SEVEN & I HOLDINGS CO. LTD.	846,066	1,115,879
6,400	SHARP CORP.	61,105	70,733
4,000	SHIMADZU CORP.	25,419	100,920
1,000	SHIMAMURA CO. LTD.	61,206	79,168
1,500	SHIMANO, INC.	58,204	225,850
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	983,602
4,000	SHIONOGI & CO. LTD.	67,679	221,928
5,900	SHISEIDO CO. LTD.	88,706	470,854
22,400	SHOWA CORP.	313,843	322,560
20,200	SK-ELECTRONICS CO. LTD.	355,639	353,465
900	SMC CORP.	106,941	383,723
7,000	SOFTBANK CORP.	87,300	94,779
36,800	SOFTBANK GROUP CORP.	412,233	1,443,070
9,000	SOMPO HOLDINGS, INC.	202,248	375,981
18,800	SONY CORP.	260,756	1,103,571
2,700	STANLEY ELECTRIC CO. LTD.	30,745	71,317
4,600	STARZEN CO. LTD.	186,228	182,724
5,700	SUBARU CORP.	26,572	160,259
9,300	SUMCO CORP.	108,434	124,717
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	112,139
17,500	SUMITOMO CORP.	207,148	273,202
4,000	SUMITOMO DAINIPPON PHARMA CO. LTD.	45,511	65,665
8,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	75,679	111,582
17,100	SUMITOMO HEAVY INDUSTRIES LTD.	494,606	506,081
1,331	SUMITOMO MITSUI TRUST HOLDINGS, INC.	33,400	47,959
4,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	110,500	152,157
9,300	SUZUKI MOTOR CORP.	199,522	394,535
2,600	SYSMEX CORP.	51,707	173,902
36,400	T&D HOLDINGS, INC.	381,317	385,461
1,400	TAIHEIYO CEMENT CORP.	29,931	37,433
3,400	TAISEI CORP.	55,809	131,598
109,800	TAKARA LEBEN CO. LTD.	430,207	424,475
14,197	TAKEDA PHARMACEUTICAL CO. LTD.	471,307	484,503
74,100	TATSUTA ELECTRIC WIRE AND CABLE CO. LTD.	327,189	316,617
1,100	TDK CORP.	52,815	98,377
5,800	TEIJIN LTD.	67,529	111,360
11,600	TERUMO CORP.	117,165	373,346
2,800	THK CO. LTD.	48,191	73,363
1,500	TOHO CO. LTD.	25,533	65,688
3,400	TOHO GAS CO. LTD.	81,221	129,868
7,200	TOHOKU ELECTRIC POWER CO., INC.	56,650	70,185
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	769,643
49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
28,100	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	$104,659	137,479
3,300	TOKYO ELECTRON LTD.	135,391	627,649
6,000	TOKYO GAS CO. LTD.	103,615	151,186
7,100	TOKYO SEIMITSU CO. LTD.	212,364	208,486
12,500	TOKYU CORP.	103,448	234,451
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	127,445
3,000	TOPPAN PRINTING CO. LTD.	46,473	53,050
17,000	TORAY INDUSTRIES, INC.	70,413	126,110
3,000	TOTO LTD.	30,029	112,231
75,200	TOYO CONSTRUCTION CO. LTD.	312,593	324,794
3,000	TOYO SUISAN KAISHA LTD.	74,690	120,139
4,000	TOYOTA INDUSTRIES CORP.	101,266	229,364
46,662	TOYOTA MOTOR CORP.	1,594,403	3,114,109
1,800	TOYOTA TSUSHO CORP.	14,973	58,016
900	TREND MICRO, INC.	26,540	42,784
19,200	UBE INDUSTRIES LTD.	387,205	386,930
7,800	UNICHARM CORP.	68,794	246,714
60	UNITED URBAN INVESTMENT CORP.	85,311	114,867
4,900	USS CO. LTD.	56,003	95,032
1,400	WELCIA HOLDINGS CO. LTD.	48,069	70,437
4,100	WEST JAPAN RAILWAY CO.	134,756	346,239
35,800	YAHOO JAPAN CORP.	96,442	100,654
2,500	YAKULT HONSHA CO. LTD.	74,984	139,653
16,300	YAMADA DENKI CO. LTD.	56,674	78,843
46,400	YAMAGUCHI FINANCIAL GROUP, INC.	326,523	318,417
4,800	YAMAHA MOTOR CO. LTD.	61,635	86,922
4,000	YAMAZAKI BAKING CO. LTD.	44,679	71,325
5,000	YASKAWA ELECTRIC CORP.	48,019	183,353
10,100	YUASA TRADING CO. LTD.	293,394	287,704
		52,896,986	80,781,907	13.39%
Jersey:
147,377	SANNE GROUP PLC	1,043,871	983,956
		1,043,871	983,956	0.16%
Macau:
172,800	SANDS CHINA LTD.	551,191	782,679
		551,191	782,679	0.13%
Mexico:
201,200	BANCO DEL BAJIO S.A.(d)	360,811	332,683
64,700	QUALITAS CONTROLADORA S.A.B. DE C.V.	232,834	232,420
197,000	REGIONAL S.A.B. DE C.V.	939,439	903,341
986,434	WAL-MART DE MEXICO S.A.B. DE C.V.	2,487,934	2,923,212
		4,021,018	4,391,656	0.73%
Netherlands:
3,857	AKZO NOBEL N.V.	184,366	343,840
9,632	ARCELORMITTAL	100,358	135,492
7,173	ASML HOLDING N.V.	106,863	1,776,689
11,433	ASML HOLDING N.V. (REGISTERED)	1,982,049	2,840,186
3,610	EXOR N.V.	90,616	241,907
22,294	FORFARMERS N.V.	142,814	140,693
2,765	HEINEKEN HOLDING N.V.	148,540	275,303
3,662	HEINEKEN N.V.	128,663	395,787
15,973	IMCD N.V.	1,216,929	1,181,253
417,502	ING GROEP N.V.	4,351,890	4,370,361
19,595	INTERTRUST N.V.(d)	321,331	383,155
18,471	KONINKLIJKE AHOLD DELHAIZE N.V.	223,794	462,141
3,281	KONINKLIJKE DSM N.V.	122,903	394,804
51,375	KONINKLIJKE KPN N.V.	108,346	160,205
20,095	KONINKLIJKE PHILIPS N.V.	343,642	930,858
25,793	KONINKLIJKE VOLKERWESSELS N.V.	445,731	456,556
28,024	NXP SEMICONDUCTORS N.V.	2,458,574	3,057,979
8,117	QIAGEN N.V.(b)	119,394	265,768
3,238	RANDSTAD N.V.	99,928	159,134
30,151	ROYAL DUTCH SHELL PLC, CLASS A	711,091	883,800
78,928	ROYAL DUTCH SHELL PLC, CLASS B	1,739,851	2,325,221
12,197	SIGNIFY N.V.(d)	353,260	335,411
14,415	TAKEAWAY.COM N.V.(b)(d)	1,190,885	1,150,091
50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont'd):
6,193	WOLTERS KLUWER N.V.	$101,075	452,119
		16,792,893	23,118,753	3.83%
New Zealand:
16,545	AUCKLAND INTERNATIONAL AIRPORT LTD.	50,086	94,798
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	113,905
		165,965	208,703	0.03%
Norway:
1,208	ADEVINTA ASA, CLASS B(b)	11,661	13,969
15,038	DNB ASA	107,736	264,886
34,908	EQUINOR ASA	601,974	663,999
74,772	KITRON ASA	79,048	76,106
8,921	ORKLA ASA	66,357	81,153
57,040	STOREBRAND ASA	364,067	360,134
14,536	TELENOR ASA	215,137	291,674
9,490	TGS NOPEC GEOPHYSICAL CO. ASA	257,799	240,858
2,500	YARA INTERNATIONAL ASA	58,115	107,665
		1,761,894	2,100,444	0.35%
Philippines:
573,800	FIRST GEN CORP.	286,157	272,342
		286,157	272,342	0.04%
Portugal:
85,477	ALTRI SGPS S.A.	583,770	567,845
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	79,849
9,417	JERONIMO MARTINS SGPS S.A.	105,676	158,888
		737,975	806,582	0.13%
Russia:
47,640	HEADHUNTER GROUP PLC ADR(e)	981,898	918,976
257,400	RUSHYDRO PJSC ADR(e)	218,665	208,494
		1,200,563	1,127,470	0.19%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	247,478
529,900	ASCOTT RESIDENCE TRUST	501,649	506,072
124,600	CAPITALAND LTD.	251,085	318,227
36,000	CAPITALAND MALL TRUST	41,887	68,502
8,400	CITY DEVELOPMENTS LTD.	39,981	59,681
28,300	DBS GROUP HOLDINGS LTD.	159,243	511,884
21,000	KEPPEL CORP. LTD.	53,869	90,099
7,840	KEPPEL REIT	3,183	7,147
16,300	OVERSEA-CHINESE BANKING CORP. LTD.	115,663	128,074
13,000	SINGAPORE EXCHANGE LTD.	40,226	79,666
112,000	SINGAPORE TELECOMMUNICATIONS LTD.	197,881	251,203
4,600	UNITED OVERSEAS BANK LTD.	68,124	85,400
23,900	UOL GROUP LTD.	94,012	129,689
35,400	WILMAR INTERNATIONAL LTD.	68,955	95,534
		1,901,727	2,578,656	0.43%
South Africa:
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	312,156
26,593	BARLOWORLD LTD.	218,512	202,981
79,610	INVESTEC PLC	490,976	409,842
117,469	METAIR INVESTMENTS LTD.	184,301	178,395
83,378	TELKOM S.A. SOC LTD.	425,342	388,620
		1,658,227	1,491,994	0.25%
South Korea:
3,487	DAELIM INDUSTRIAL CO. LTD.	294,468	303,179
16,911	DAEWON PHARMACEUTICAL CO. LTD.	218,169	215,602
20,489	DB HITEK CO. LTD.	270,468	274,066
19,154	DOUZONE BIZON CO. LTD.	1,032,603	1,047,253
5,830	GS HOLDINGS CORP.	245,188	245,161
2,154	HYUNDAI GLOVIS CO. LTD.	274,512	280,921
46,124	HYUNDAI GREENFOOD CO. LTD.	465,431	451,157
11,161	HYUNDAI MOTOR CO.	1,387,243	1,250,323
13,688	KC TECH CO. LTD.	209,922	202,548
30,770	LG UPLUS CORP.	348,896	351,135
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	388,200
51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont'd):
4,775	MAEIL DAIRIES CO. LTD.	$380,764	367,661
1,695	MEDY-TOX, INC.	520,181	510,278
22,500	NAVER CORP.	2,777,857	2,953,225
150,914	SAMSUNG ELECTRONICS CO. LTD.	4,713,544	6,188,464
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	421,162
26,567	SETTLE BANK, INC.(b)	841,134	881,754
21,239	UNITEST, INC.	237,890	249,474
8,433	VIEWORKS CO. LTD.	182,467	174,490
		15,239,185	16,756,053	2.78%
Spain:
1,260	ACCIONA S.A.	78,312	133,351
1,731	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	50,607	69,167
583	AENA S.M.E. S.A.(d)	50,199	106,754
46,506	AMADEUS IT GROUP S.A.	3,429,808	3,331,295
280,357	BANCO DE SABADELL S.A.	262,573	272,023
679,227	BANKIA S.A.	2,236,450	1,282,611
294,605	CAIXABANK S.A.	694,880	773,862
7,431	ENAGAS S.A.	139,323	172,194
5,653	FERROVIAL S.A.	101,360	163,341
15,282	GRIFOLS S.A.	273,864	450,395
54,497	IBERDROLA S.A.	282,085	566,429
2,187	INDUSTRIA DE DISENO TEXTIL S.A.	56,180	67,698
53,086	MEDIASET ESPANA COMUNICACION S.A.	352,561	342,190
13,196	MIQUEL Y COSTAS & MIQUEL S.A.	241,236	234,443
16,489	NATURGY ENERGY GROUP S.A.	264,629	437,443
11,356	RED ELECTRICA CORP. S.A.	166,671	230,654
46,787	REPSOL S.A.	567,753	731,275
		9,248,491	9,365,125	1.55%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	494,108
80,649	ATLAS COPCO AB, CLASS A	1,968,162	2,484,016
4,000	ATLAS COPCO AB, CLASS B	22,805	108,411
142,800	AVANZA BANK HOLDING AB	1,223,124	1,163,399
51,741	BEIJER REF AB	1,244,097	1,176,308
69,764	BIOTAGE AB	765,334	724,992
18,403	BOLIDEN AB	471,820	422,964
20,581	CELLAVISION AB	769,165	797,604
7,501	ELECTROLUX AB, CLASS B	95,788	177,847
10,502	ENEA AB(b)	149,095	153,091
9,604	EPIROC AB, CLASS A	18,146	104,098
4,000	EPIROC AB, CLASS B	7,248	41,324
8,600	ESSITY AB, CLASS B	62,137	250,992
14,726	HENNES & MAURITZ AB, CLASS B	222,503	285,483
3,700	HEXAGON AB, CLASS B	56,830	178,384
41,907	HUMANA AB	223,180	236,694
17,500	HUSQVARNA AB, CLASS B	64,201	133,116
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	181,042
38,109	INDUTRADE AB	1,155,421	1,068,471
10,953	INVESTOR AB, CLASS B	150,033	535,297
56,909	INWIDO AB	320,042	306,396
100,477	KARNOV GROUP AB(b)	501,469	489,930
3,000	KINNEVIK AB, CLASS B	56,578	78,900
7,801	KNOW IT AB	144,665	145,654
3,301	LUNDIN PETROLEUM AB	73,306	99,023
45,425	MEDICOVER AB(b)	391,881	375,617
77,913	NOBIA AB	452,973	451,931
46,408	NOBINA AB(d)	300,038	290,166
65,911	RESURS HOLDING AB(d)	404,333	390,683
17,617	SANDVIK AB	137,705	274,437
13,348	SECURITAS AB, CLASS B	106,689	204,477
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	323,866
2,800	SKANSKA AB, CLASS B	23,703	56,717
5,929	SKF AB, CLASS B	90,829	97,993
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	76,687
26,700	SVENSKA HANDELSBANKEN AB, CLASS A	161,721	250,020
59,340	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	304,553	474,163
35,506	TETHYS OIL AB	259,465	282,416
52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
25,108	VOLVO AB, CLASS B	$162,740	352,617
		12,892,833	15,739,334	2.61%
Switzerland:
276,629	ABB LTD. (REGISTERED)	5,463,653	5,435,294
2,686	ADECCO GROUP A.G. (REGISTERED)	94,593	148,611
66,860	ALCON, INC.(b)	3,660,205	3,898,855
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	86,708
1,098	BUCHER INDUSTRIES A.G. (REGISTERED)	236,188	343,025
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	258,454
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	248,284
26,917	CHUBB LTD.	2,457,960	4,345,480
47,441	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	3,268,311	3,480,417
17,276	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	197,275	211,785
6,237	GEBERIT A.G. (REGISTERED)	2,120,803	2,978,362
140	GIVAUDAN S.A. (REGISTERED)	76,496	390,522
133,789	GLENCORE PLC(b)	298,759	402,614
1,807	IDORSIA LTD.(b)	18,603	44,430
4,134	JULIUS BAER GROUP LTD.(b)	87,890	183,163
66,100	LAFARGEHOLCIM LTD. (REGISTERED)(b)	3,256,338	3,253,176
8,089	LANDIS+GYR GROUP A.G.(b)	568,369	724,975
897	LONZA GROUP A.G. (REGISTERED)(b)	50,452	303,239
125,001	NESTLE S.A. (REGISTERED)	6,604,248	13,561,553
63,383	NOVARTIS A.G. (REGISTERED)	3,102,623	5,495,882
18,397	PARGESA HOLDING S.A. (BEARER)	1,294,079	1,414,728
12,406	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,614,189	3,610,363
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	308,841
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	131,368
121	SGS S.A. (REGISTERED)	130,564	299,939
20,624	SIKA A.G. (REGISTERED)	2,193,511	3,016,987
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	302,189
7,867	STMICROELECTRONICS N.V.	36,286	152,028
635	SULZER A.G. (REGISTERED)	30,609	62,447
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	355,178
777	SWISS PRIME SITE A.G. (REGISTERED)(b)	66,178	76,022
404	SWISS RE A.G.	30,032	42,139
196	SWISSCOM A.G. (REGISTERED)	49,924	96,679
20,355	TE CONNECTIVITY LTD.	577,794	1,896,679
4,374	TECAN GROUP A.G. (REGISTERED)	874,658	1,044,799
394,747	UBS GROUP A.G. (REGISTERED)(b)	5,839,389	4,481,222
10,781	VAT GROUP A.G.(b)(d)	1,459,561	1,359,440
675	VIFOR PHARMA A.G.	92,698	107,839
34,595	WIZZ AIR HOLDINGS PLC(b)(d)	1,513,814	1,537,687
4,693	ZEHNDER GROUP A.G. (REGISTERED)	178,951	187,852
4,668	ZURICH INSURANCE GROUP A.G.	912,788	1,786,660
		48,972,651	68,065,915	11.28%
Taiwan:
62,000	AIRTAC INTERNATIONAL GROUP	745,910	738,416
305,000	ASIA CEMENT CORP.	434,632	425,680
125,000	CHC HEALTHCARE GROUP	178,135	174,862
124,000	CHIPBOND TECHNOLOGY CORP.	239,179	229,818
419,000	CHIPMOS TECHINOLOGIES, INC.	449,603	426,097
179,000	ESON PRECISION IND CO. LTD.	236,267	229,343
38,000	GLOBALWAFERS CO. LTD.	372,583	384,599
145,000	JARLLYTEC CO. LTD.	327,630	316,411
241,000	MIRLE AUTOMATION CORP.	311,936	300,624
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	343,761
102,000	SUNNY FRIEND ENVIRONMENTAL TECHNOLOGY CO. LTD.	919,482	892,617
89,557	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(e)	1,705,108	4,162,609
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	252,413
644,000	WISTRON CORP.	522,109	519,983
90,000	ZHEN DING TECHNOLOGY HOLDING LTD.	335,681	322,004
		7,392,516	9,719,237	1.61%
United Arab Emirates:
172,617	NETWORK INTERNATIONAL HOLDINGS PLC(b)(d)	1,216,993	1,135,491
53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Arab Emirates (Cont'd):
1,727	NMC HEALTH PLC	$50,281	57,545
		1,267,274	1,193,036	0.20%
United Kingdom:
25,248	3I GROUP PLC	88,645	362,125
51,400	ABCAM PLC	735,300	723,627
30,720	ACCESSO TECHNOLOGY GROUP PLC(b)	315,687	332,392
2,834	ADMIRAL GROUP PLC	35,119	73,803
38,656	AGGREKO PLC	408,897	394,875
53,800	ANGLO AMERICAN PLC	419,970	1,237,795
1,885	ASHTEAD GROUP PLC	48,853	52,473
26,375	ASTRAZENECA PLC	983,695	2,354,698
14,221	AUTO TRADER GROUP PLC(d)	68,171	89,176
44,043	AVIVA PLC	157,952	216,233
43,051	BABCOCK INTERNATIONAL GROUP PLC	300,400	295,368
49,840	BAE SYSTEMS PLC	250,267	349,300
113,471	BAKKAVOR GROUP PLC(d)	166,389	157,098
2,391	BERKELEY GROUP HOLDINGS (THE) PLC	71,739	122,856
60,243	BP PLC	353,451	382,062
15,241	BRITISH AMERICAN TOBACCO PLC	471,694	563,593
10,909	BRITISH LAND (THE) CO. PLC	66,571	78,440
5,069	BUNZL PLC	39,524	132,443
8,202	BURBERRY GROUP PLC	40,549	219,243
17,991	CNH INDUSTRIAL N.V.	97,871	183,151
1,447	COCA-COLA EUROPEAN PARTNERS PLC	55,218	80,236
412,157	COMPASS GROUP PLC	5,816,702	10,606,648
1,000	CRANEWARE PLC	31,514	31,169
2,276	CRODA INTERNATIONAL PLC	82,785	136,005
43,850	DART GROUP PLC	437,802	493,329
26,526	DECHRA PHARMACEUTICALS PLC	982,733	902,784
41,623	DIAGEO PLC	507,983	1,705,748
40,654	EASYJET PLC	523,562	574,840
3,956	FERGUSON PLC	70,457	289,122
10,222	FIAT CHRYSLER AUTOMOBILES N.V.	17,872	132,375
24,413	FIAT CHRYSLER AUTOMOBILES N.V.	161,492	315,901
24,212	G4S PLC	50,290	56,325
129,900	GB GROUP PLC	914,605	865,675
60,868	GLAXOSMITHKLINE PLC	943,970	1,305,663
96,144	HSBC HOLDINGS PLC	599,923	738,364
90,761	IMI PLC	1,193,168	1,071,537
1,817	IMPERIAL BRANDS PLC	41,660	40,844
1,271	INTERCONTINENTAL HOTELS GROUP PLC	52,040	79,310
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI	90,834	190,730
28,400	ITV PLC	34,359	43,963
251,437	J SAINSBURY PLC	662,344	679,521
123,221	JOHN WOOD GROUP PLC	1,091,562	575,573
5,190	JOHNSON MATTHEY PLC	138,205	195,078
219,571	KINGFISHER PLC	531,772	558,305
9,726	LAND SECURITIES GROUP PLC	61,360	102,413
3,736,767	LLOYDS BANKING GROUP PLC	2,859,823	2,486,566
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	541,829
157,221	MAN GROUP PLC	205,784	337,811
300,659	MARSTON'S PLC	477,602	456,549
7,217	MEGGITT PLC	16,687	56,348
35,540	MELROSE INDUSTRIES PLC	51,515	88,096
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	465,006
21,838	NATIONAL GRID PLC	185,379	236,798
2,148	NEXT PLC	36,823	163,377
103,083	ONESAVINGS BANK PLC	483,067	468,199
40,464	PRUDENTIAL PLC	589,846	733,850
28,397	RECKITT BENCKISER GROUP PLC	1,777,161	2,215,041
170,506	REDDE PLC	266,694	240,254
57,235	REDROW PLC	447,916	434,907
44,387	RELX PLC	508,063	1,056,127
180,077	RELX PLC (LONDON EXCHANGE)	2,189,004	4,278,820
19,426	RIO TINTO LTD.	611,119	1,215,050
34,005	RIO TINTO PLC	893,598	1,759,819
54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
26,955	ROLLS-ROYCE HOLDINGS PLC(b)	$272,471	262,621
841,561	ROYAL BANK OF SCOTLAND GROUP PLC	2,825,210	2,148,123
77,712	ROYAL MAIL PLC	220,280	202,281
20,657	SAGE GROUP (THE) PLC	74,323	175,607
1,412	SCHRODERS PLC	46,641	53,386
16,135	SEGRO PLC	67,053	160,853
114,270	SENIOR PLC	287,158	263,579
4,954	SEVERN TRENT PLC	76,220	131,874
157,195	SMITH & NEPHEW PLC	3,356,530	3,786,338
2,453	SMITHS GROUP PLC	39,755	47,353
9,489	SPECTRIS PLC	300,454	285,146
297,861	SPEEDY HIRE PLC	207,072	188,245
12,053	SPIRAX-SARCO ENGINEERING PLC	1,227,677	1,162,611
114,497	STANDARD CHARTERED PLC	832,701	963,215
82,413	STHREE PLC	315,585	307,033
62,229	TATE & LYLE PLC	582,881	563,141
72,176	TAYLOR WIMPEY PLC	122,883	143,322
1,335,223	TESCO PLC	4,281,454	3,956,554
97,889	TP ICAP PLC	415,366	409,222
3,749	TRAVIS PERKINS PLC	51,659	59,510
66,425	TYMAN PLC	194,645	196,832
9,489	UNILEVER N.V.	333,097	570,391
24,244	UNILEVER PLC	545,189	1,457,670
8,137	UNITED UTILITIES GROUP PLC	60,812	82,620
418,658	VODAFONE GROUP PLC	697,213	833,913
31,614	WEIR GROUP (THE) PLC	518,095	554,106
4,755	WHITBREAD PLC	154,819	251,049
9,983	WILLIS TOWERS WATSON PLC	1,546,323	1,926,419
25,243	WPP PLC	161,294	315,962
		52,167,253	68,785,632	11.40%
United States:
151,434	ARCH CAPITAL GROUP LTD.(b)	2,492,466	6,357,199
4,351	CARNIVAL PLC	131,345	180,287
183,492	DIVERSIFIED GAS & OIL PLC	265,564	248,174
14,487	ELASTIC N.V.(b)	1,350,204	1,192,859
3,424	FIDELITY NATIONAL INFORMATION SERVICES, INC.	289,873	454,570
3,997	METTLER-TOLEDO INTERNATIONAL, INC.(b)	2,324,625	2,815,487
3,157	NEWMONT GOLDCORP CORP.	101,845	119,384
176,954	ONESPAWORLD HOLDINGS LTD.(b)	1,769,540	2,748,096
30,125	RESMED, INC.	3,227,956	4,070,189
		11,953,418	18,186,245	3.01%
	Sub-total Common Stocks:	401,519,509	554,219,028	91.83%
Preferred Stocks:
Brazil:
24,158	AZUL S.A. ADR(b)(e)	858,662	865,340
278,703	TELEFONICA BRASIL S.A. ADR, 3.00%(e)(g)	3,528,183	3,670,518
		4,386,845	4,535,858	0.75%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 6.84%(g)	55,767	84,466
1,217	HENKEL A.G. & CO. KGAA, 2.04%(g)	103,482	120,443
10,197	JUNGHEINRICH A.G., 2.52%(g)	253,285	219,839
1,443	PORSCHE AUTOMOBIL HOLDING S.E., 3.67%(g)	60,634	93,896
272	SARTORIUS A.G., 0.37%(g)	45,992	49,629
2,299	STO S.E. & CO. KGAA, 0.32%(g)	248,295	240,306
770	VOLKSWAGEN A.G., 3.11%(g)	108,090	130,975
		875,545	939,554	0.16%
South Korea:
2,204	HYUNDAI MOTOR CO. LTD. (2ND PREFERRED), 4.83%(g)	198,515	156,435
48,493	SAMSUNG ELECTRONICS CO. LTD., 3.59%(g)	1,439,460	1,601,365
		1,637,975	1,757,800	0.29%
	Sub-total Preferred Stocks:	6,900,365	7,233,212	1.20%
55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Warrants:
United States:
34,272	ONESPAWORLD HOLDINGS LTD.(b)	$-	166,562
		-	166,562	0.03%
	Sub-total Warrants:	-	166,562	0.03%
Short-Term Investments:
169,710	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(h)	169,710	169,710
38,612,319	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.85%(i)	38,612,319	38,612,319
	Sub-total Short-Term Investments:	38,782,029	38,782,029	6.43%
	Grand total	$447,201,903	600,400,831	99.49%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.74% of net assets as of September 30, 2019.
(f)	Security is either wholly or partially on loan.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	Investment relates to cash collateral received from portfolio securities loaned.
(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2018, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $15,216,595 with net purchases of $23,395,724 during the nine months ended September 30, 2019.
At September 30, 2019, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	5.70%
Consumer Discretionary	12.60
Consumer Staples	9.00
Energy	2.60
Financials	16.55
Health Care	11.81
Industrials	17.09
Information Technology	14.75
Materials	6.09
Real Estate	2.26
Utilities	1.55
100.00%
At September 30, 2019, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	21.79%
Japanese Yen	14.38
56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Concentration by Currency	Percent of Long-Term Investments
British Pound	13.86
United States Dollar	12.03
Swiss Franc	10.64
Canadian Dollar	6.51
Other currencies	20.79
100.00%
At September 30, 2019, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Northern Trust	11/13/2019	CNH	19,488,032	USD	2,865,164	$139,072
Northern Trust	10/23/2019	JPY	125,864,909	USD	1,176,264	10,216
Northern Trust	10/23/2019	JPY	19,970,034	USD	189,526	4,518
Northern Trust	10/23/2019	USD	166,978	JPY	18,064,478	376
						$154,182
Northern Trust	10/23/2019	USD	135,347	JPY	14,585,528	$(223)
Northern Trust	10/23/2019	USD	355,550	JPY	38,333,792	(415)
Northern Trust	10/23/2019	USD	136,771	JPY	14,676,546	(803)
Northern Trust	11/13/2019	USD	366,595	CNH	2,600,458	(2,829)
Northern Trust	11/13/2019	USD	528,501	CNH	3,676,463	(14,217)
						$(18,487)
						$135,695
57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2019.
On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, “Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for the period ended September 30, 2019.
	Level 1	Level 2	Level 3	Total
Common Stocks	$548,662,400	$5,556,628	$—*	$554,219,028
Preferred Stocks	7,233,212	—	—	7,233,212
Warrants	166,562	—	—	166,562
Short-Term Investments	38,782,029	—	—	38,782,029
Total	$594,844,203	$5,556,628	$—	$600,400,831
* Security has been deemed worthless and is a Level 3 investment.
58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
For the Clearwater International Fund, 100% of the investment value is comprised of equity securities, warrants and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Shares of open-end investment companies are valued at their daily net asset value.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$—	$154,182	$—	$154,182
Liabilities
Forward foreign currency exchange contracts	—	(18,487)	—	(18,487)
Net Other Financial Instruments	$—	$135,695	$—	$135,695
The forward foreign currency exchange contracts outstanding at September 30, 2019 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.
59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2019 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
60	(Continued)